SunAmerica Style Select Series, Inc.
                           Large-Cap Growth Portfolio
                            Mid-Cap Growth Portfolio

Dear Shareholder:

     A special meeting of shareholders of the Large-Cap Growth Portfolio and Mid-Cap Growth Portfolio of SunAmerica Style Select Series, Inc. ("Style Select") will be held at the principal offices of SunAmerica Asset Management Corp., The SunAmerica Center, 733 Third Avenue, New York, NY 10017, on August 15, 2002 at 10:00 a.m. Eastern time. If you are a shareholder of record as of the close of business on June 10, 2002 you are entitled to vote at the meeting and at any adjournment of the meeting.

     The meeting has been called to give you the opportunity to vote on an important proposal affecting your Portfolio. Specifically, you are being asked to vote on an Agreement and Plan of Reorganization that would reorganize your Portfolio into a different portfolio of Style Select with the same investment objective and similar investment strategies. In connection with the reorganization, you will receive shares of the other portfolio of Style Select in exchange for shares of your Portfolio. The shares of the portfolio that you receive will have the same aggregate net asset value as the shares of your Portfolio immediately prior to the reorganization. This means that you may end up with a different number of shares compared to what you originally held, but the total dollar value of your shares will be the same.

     The accompanying proxy statement and prospectus includes a detailed description of the proposal. Please read the enclosed materials carefully and cast your vote. Remember, your vote is extremely important, no matter how large or small your holdings. By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

     To vote, you may use any of the methods listed below. If you have any questions on a proposal, please call SunAmerica's information agent, Georgeson Shareholder, at 1-866-284-4426.

     o By Mail. You can vote your shares by completing and signing the enclosed proxy card(s), and mailing it in the enclosed postage paid envelope. If you need more information on how to vote, or if you have any questions, please call your Portfolio's proxy solicitor, Georgeson Shareholder, at 1-866-284-4426.

     o By Telephone. If you have any questions on how to vote your shares or if you would like to vote by telephone, call 1-800-690-6903 toll free. Enter your 12 digit control number from your proxy card to enter your vote.

     o By Internet. Finally, you may vote via the Internet. To do so, have your proxy card available and go to the website:
          http://www.proxyvote.com. Follow the instructions on the website and be prepared to enter your 12 digit control number from your proxy card to enter your vote.

                               Very truly yours,

                               /s/ Peter A. Harbeck

                               Peter A. Harbeck
                               President, SunAmerica Style Select Series, Inc.

                      SunAmerica Style Select Series, Inc.
                           Large-Cap Growth Portfolio
                            Mid-Cap Growth Portfolio

                                ---------------

                         IMPORTANT NEWS FOR SHAREHOLDERS

                                ---------------

     While we encourage you to read the full text of the enclosed Proxy Statement and Prospectus, here is a brief overview of some matters affecting your Portfolio that require a shareholder vote.

                           Q&A: QUESTIONS AND ANSWERS

Q.    WHAT AM I BEING ASKED TO VOTE ON?

A. The Board of Directors of SunAmerica Style Select Series, Inc. ("Style Select") has proposed to reorganize your Portfolio into a different portfolio of Style Select with the same investment objective and similar, though not identical, investment strategies. You are being asked to vote on this proposal. Specifically, the following Reorganizations are proposed:

        Your Portfolio             Portfolio After Reorganization
--------------------------------------------------------------------------------
  Large-Cap Growth Portfolio     Focused Large-Cap Growth Portfolio
--------------------------------------------------------------------------------
  Mid-Cap Growth Portfolio       Focused Multi-Cap Growth Portfolio
--------------------------------------------------------------------------------

      In this "Q&A" we refer to the portfolio of Style Select into which your Portfolio is to be reorganized as the "Reorganized Portfolio."

Q.    WHAT ARE THE REORGANIZATIONS?

A. Under each proposal, your Portfolio would be combined with the other portfolio identified in the chart, and you would become a shareholder of that other portfolio. The Board of Directors of Style Select unanimously approved each Reorganization on April 11, 2002. Shareholders are now being asked to approve the Reorganization of their portfolio. The attached Proxy Statement and Prospectus describes each proposed Reorganization.

      The Board of Directors of Style Select, including all of the Independent Directors, unanimously recommends that you vote FOR the Reorganization.

Q.    HOW WILL THE REORGANIZATION AFFECT MY ACCOUNT?

A. If shareholders approve a Reorganization, your Portfolio shares will be exchanged, on a tax-free basis, for an equal aggregate dollar value of shares of the relevant Reorganized Portfolio. This means that you may end up with a different number of shares compared to what you originally held, but the total dollar value of your shares will be the same.

      You will receive the same class of shares in the Reorganized Portfolio as the class of shares of the Portfolio you hold immediately prior to the Reorganization.

Q.    WHY DOES THE BOARD RECOMMEND APPROVAL OF THE REORGANIZATIONS?

A. Your Board has based this recommendation on its consideration of the principal reasons underlying each Reorganization, including the following: the fact that, following each Reorganization, shareholders of each
      Portfolio would remain invested in a mutual fund having the same investment objective and similar, though not identical, investment strategies; the fees and expenses of each Portfolio; potential benefits to shareholders, such as the potential for reduced operating expenses over time due to economies of scale; and the fact that no Reorganization will adversely affect the interests of Portfolio shareholders.

Q.    WHO WILL MANAGE MY PORTFOLIO AFTER THE REORGANIZATION?

A. SunAmerica Asset Management Corp. ("SAAMCo") currently serves as investment manager for the assets of each Portfolio. After completion of the Reorganizations, SAAMCo will continue to be the manager of each Reorganized Portfolio.

Q.    WILL THE REORGANIZATIONS BE TAX-FREE?

A. The Reorganizations will be accomplished on a tax-free basis. This means that you should not realize any federal capital gains (or losses) when your Portfolio shares are exchanged for Reorganized Portfolio shares.

Q.     HOW DOES THE BOARD RECOMMEND THAT I VOTE?

A. After careful consideration, based upon their evaluation of all relevant information, and after meeting with counsel to the Independent Directors regarding the legal issues involved, the Board, including the Independent Directors, recommends that you vote FOR the proposal on the enclosed proxy card.

Q.    WHO GETS TO VOTE?

A. If you owned shares of a Portfolio on June 10, 2002, you are entitled to vote with respect to your Portfolio, even if you later sold the shares. Each share of a Portfolio is entitled to one vote, with fractional shares voting proportionally.

Q.    WHY ARE MULTIPLE PROXY CARDS ENCLOSED?

A. If you are a shareholder of more than one Portfolio, you will receive a proxy card for each Portfolio in which you own shares.

Q.    I'M A SMALL INVESTOR. WHY SHOULD I VOTE?

A. Your vote makes a difference. If many small shareholders just like you fail to vote their proxies, your Portfolio may not receive enough votes to go forward with the Special Meeting of Shareholders and additional costs will be incurred through further proxy solicitations.

Q.    HOW DO I VOTE?

A. You have several different ways to vote. They include mail, speaking with a representative on the telephone, and voting on-line over the Internet. If you need more information or have any questions on how to vote, call 1-866-284-4426. If you have any questions on a proposal, please call SunAmerica's information agent, Georgeson Shareholder, at 1-866-284-4426.

Your vote is important. Please vote promptly to avoid the additional expense of another solicitation.

                      SUNAMERICA STYLE SELECT SERIES, INC.

                           Large-Cap Growth Portfolio
                            Mid-Cap Growth Portfolio

                              The SunAmerica Center
                                733 Third Avenue
                            New York, New York 10017

                                   ----------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                                   ----------

                          TO BE HELD ON AUGUST 15, 2002

To our Shareholders:

     NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the "Meeting") of each of the Large-Cap Growth Portfolio and Mid-Cap Growth Portfolio (each, an "Acquired Fund" and together, the "Acquired Funds") of SunAmerica Style Select Series, Inc. ("Style Select") will be held at the principal executive offices of SunAmerica Asset Management Corp., The SunAmerica Center, 733 Third Avenue, New York, NY 10017, on August 15, 2002 at 10:00 a.m. Eastern time, for the following purposes:

      1.   (a)  Large-Cap   Growth   Portfolio:  to  approve  or  disapprove  an
                Agreement  and Plan of  Reorganization  (the  "Large-Cap  Growth
                Agreement   and  Plan")   providing  for  the   acquisition   of
                substantially all of the assets, and assumption of substantially all of the liabilities, of the Large-Cap Growth Portfolio by the
                Focused  Large-Cap  Growth  Portfolio  (the  "Focused  Large-Cap
                Portfolio"  or an  "Acquiring  Fund") of Style Select  solely in exchange for an equal  aggregate value of newly issued shares of
                the  Focused   Large-Cap   Portfolio,   as   described   in  the
                accompanying  proxy  statement  and  prospectus.  The  Large-Cap
                Growth Agreement and Plan also provides for distribution of the shares of the Focused Large-Cap Portfolio to shareholders of the Large-Cap Growth Portfolio. A vote in favor of this proposal will constitute a vote in favor of the termination of the Large-Cap Growth Portfolio as a separate investment portfolio of Style Select;

           (b) Mid-Cap Growth Portfolio: to approve or disapprove an Agreement and Plan of Reorganization (the "Mid-Cap Growth Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the Mid-Cap Growth Portfolio by the Focused Multi-Cap Growth Portfolio (the "Focused Multi-Cap Portfolio" or an "Acquiring Fund"), solely in

                                                                      [AIG LOGO]
                exchange for an equal aggregate value of newly issued shares of the Focused Multi-Cap Portfolio, as described in the accompanying proxy statement and prospectus. The Mid-Cap Growth Agreement and Plan also provides for distribution of such shares of the Focused Multi-Cap Portfolio to shareholders of the Mid-Cap Growth Portfolio. A vote in favor of this proposal will constitute a vote in favor of the termination of the Mid-Cap Growth Portfolio as a separate investment portfolio of Style Select; and

      2. To transact such other business as properly may come before the Meeting or any adjournment thereof.

     The Board of Directors of Style Select has fixed the close of business on June 10, 2002 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

     A complete list of the shareholders of each of the Acquired Funds entitled to vote at the Meeting will be available and open to the examination of any shareholders of each Acquired Fund for any purpose germane to such Meeting during ordinary business hours from and after August 1, 2002 at the offices of SunAmerica Asset Management Corp., The SunAmerica Center, 733 Third Avenue, New York, NY 10017, and at the Meeting.

     YOU ARE CORDIALLY INVITED TO ATTEND THE MEETING. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED RESPECTIVE FORM OF PROXY AND RETURN IT PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED FOR THAT PURPOSE. ALTERNATIVELY, YOU MAY VOTE YOUR SHARES BY CALLING A SPECIALLY DESIGNATED TELEPHONE NUMBER (TOLL FREE 1-800-690-6903) OR VIA THE INTERNET AT http://www.proxyvote.com. Each of the enclosed proxies is being solicited on behalf of the Board of Directors of Style Select.

     THE BOARD OF DIRECTORS OF STYLE SELECT UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF EACH ACQUIRED FUND APPROVE THE RESPECTIVE AGREEMENT AND PLAN OF REORGANIZATION.

                                 By Order of the Board of Directors,

                                 /s/ Robert M. Zakem

                                 Robert M. Zakem, Esq.
                                 Secretary, SunAmerica Style Select Series, Inc.

New York, NY
Dated: June 25, 2002

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                      SUNAMERICA STYLE SELECT SERIES, INC.

                                   ----------

                       SPECIAL MEETING OF SHAREHOLDERS OF
                           LARGE-CAP GROWTH PORTFOLIO
                                       AND
                            MID-CAP GROWTH PORTFOLIO
                                       OF
                      SUNAMERICA STYLE SELECT SERIES, INC.

                                   ----------

                                  JUNE 25, 2002

     This Proxy Statement and Prospectus is furnished to you because you are a shareholder of the Large-Cap Growth Portfolio and/or Mid-Cap Growth Portfolio of SunAmerica Style Select Series, Inc. ("Style Select"). The Portfolios are holding a Special Meeting of Shareholders (the "Meeting") on August 15, 2002 to consider the proposals described in this Proxy Statement and Prospectus.

     This Proxy Statement and Prospectus describes a proposal to approve or disapprove a transaction where your Portfolio would reorganize with another Portfolio of Style Select, as set forth in the chart below. If you approve this reorganization, you will become a shareholder of the reorganized Portfolio listed opposite your Portfolio's name.

        YOUR PORTFOLIO                     REORGANIZED PORTFOLIO
        --------------                     ---------------------
        Large-Cap Growth Portfolio         Focused Large-Cap Growth Portfolio
        Mid-Cap Growth Portfolio           Focused Multi-Cap Growth Portfolio

     Each Portfolio is an open-end management investment company organized as a separate series of Style Select, a Maryland corporation.

                                   ----------

             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
               BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS
               THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
           OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   ----------

                      THE DATE OF THIS PROXY STATEMENT AND
                          PROSPECTUS IS JUNE 25, 2002.

     This Proxy Statement and Prospectus sets forth concisely the information about the Focused Large-Cap Growth Portfolio and Focused Multi-Cap Growth Portfolio (each, an "Acquiring Fund" and together, the "Acquiring Funds") that you should know before considering a reorganization and should be retained for future reference. Style Select has authorized the solicitation of proxies solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

     The following documents are included in the package of documents that you received with this Proxy Statement and Prospectus:

     o The prospectus relating to the Acquiring Funds dated June 20, 2002 (the "Acquiring Funds Prospectus"). This document is incorporated herein by reference (legally considered to be part of this Proxy Statement and Prospectus).

     o The Annual Report to Shareholders of each of the Large-Cap Growth Portfolio and the Mid-Cap Growth Portfolio (each, an "Acquired Fund" and together, the "Acquired Funds") and each Acquiring Fund for the year ended October 31, 2001, and the Semi-Annual Report to Shareholders of each Acquired Fund and each Acquiring Fund for the six month period ended April 30, 2002. Each document is incorporated herein by reference (legally considered to be part of this Proxy Statement and Prospectus).

     Additional information about the proposed transactions is contained in a statement of additional information relating to this Proxy Statement and Prospectus (the "Statement of Additional Information"), including pro forma financial statements giving effect to the consummation of each reorganization and is on file with the Securities and Exchange Commission (the "Commission"). The Statement of Additional Information is available without charge, upon request by calling the toll free number set forth below or by writing SunAmerica Style Select Series, Inc. at the address set forth below. The Statement of Additional Information, dated June 25, 2002, is incorporated by reference into this Proxy Statement and Prospectus.

     Other documents containing information about the Portfolios have been filed with the Commission. These other documents are available without charge by writing to the address or calling the toll free number set forth below:

                     SunAmerica Style Select Series, Inc.
                     The SunAmerica Center
                     733 Third Avenue
                     New York, New York 10017
                     1-800-858-8850

     These documents are:

     o    A statement of additional  information  relating to  SunAmerica  Style
          Select  Series,  Inc.,  dated   June  20,  2002   (the  "Style  Select
          Statement of Additional Information").

     o The prospectus relating to the Acquired Funds, dated January 30, 2002, as supplemented (the "Acquired Funds Prospectus"). Each document is incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).

     The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, the Acquiring Funds Prospectus, the Acquired Funds Prospectus, the Style Select Statement of Additional Information, other material incorporated by reference and other information regarding the Portfolios.

     The address of the principal executive offices of SunAmerica Style Select Series, Inc. is The SunAmerica Center, 733 Third Avenue, New York, New York 10017, the telephone number is 1-800-858-8850 and the Web address is http://www.sunamericafunds.com.

                                   ----------

                                TABLE OF CONTENTS

                                                                            Page

INTRODUCTION ..............................................................    2
SUMMARY ...................................................................    4
THE REORGANIZATIONS .......................................................    4
         FEE TABLES AND EXAMPLES ..........................................    6
         THE PORTFOLIOS ...................................................   11
         Business of the Acquired Funds ...................................   11
         Business of the Acquiring Funds ..................................   11
         Comparison of the Portfolios .....................................   11
PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS .........................   17
         PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS ...................   17
         All Portfolios ...................................................   17
PROPOSALS NOS. 1(a) and (b): APPROVAL OF THE PLANS ........................   19
         COMPARISON OF THE PORTFOLIOS .....................................   19
         Investment Objectives and Strategies .............................   19
         Performance ......................................................   19
THE REORGANIZATIONS .......................................................   24
         General ..........................................................   24
         Terms of the Plans ...............................................   25
         Acquired Fund Board Considerations:
           Potential Benefits to Shareholders as a Result of the
           Reorganizations ................................................   27
         Federal Income Tax Consequences of the Reorganizations ...........   30
GENERAL ...................................................................   34
INFORMATION CONCERNING THE MEETING ........................................   34
         Date, Time and Place of Meeting ..................................   34
         Solicitation, Revocation and Use of Proxies ......................   34
         Record Date and Outstanding Shares ...............................   34
         Security Ownership of Certain Beneficial
           Owners and Management of the Portfolios.........................   34
         Voting Rights and Required Vote ..................................   36
ADDITIONAL INFORMATION ....................................................   37
LEGAL PROCEEDINGS .........................................................   37
LEGAL OPINIONS ............................................................   37
EXPERTS ...................................................................   38
SHAREHOLDER PROPOSALS .....................................................   38
EXHIBIT I .................................................................  I-1

                                  INTRODUCTION

      This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Directors of Style Select (the "Board") for use at the Meeting to be held at the principal executive offices of SunAmerica Asset Management Corp., The SunAmerica Center, 733 Third Avenue, New York, NY 10017, on August 15, 2002 at 10:00 a.m., Eastern time. The approximate mailing date of this Proxy Statement and Prospectus is June 28, 2002.

      Before we describe the proposals any further, we need to define certain words or phrases that are used in this Proxy Statement and Prospectus:

      Acquired Fund: Your Portfolio, which is a portfolio of Style Select.

      Acquiring Fund: The Portfolio of Style Select that is acquiring your Portfolio.

      Combined Fund: The Acquiring Fund after completion of the Reorganization.

      Focused Large-Cap Portfolio: The Focused Large-Cap Growth Portfolio.

      Focused Multi-Cap Portfolio: The Focused Multi-Cap Growth Portfolio.

      Investment Company Act: The Investment Company Act of 1940, as amended.

      Large-Cap Portfolio: The Large-Cap Growth Portfolio.

      Large-Cap Growth Portfolios: The Large-Cap Growth Portfolio and the Focused Large-Cap Growth Portfolio.

      Mid/Multi-Cap Growth Portfolios: The Mid-Cap Growth Portfolio and the Focused Multi-Cap Growth Portfolio.

      Mid-Cap Portfolio: The Mid-Cap Growth Portfolio.

      Plan: The Agreement and Plan of Reorganization, which sets forth the terms of each Reorganization and is being submitted for shareholder approval.

      Portfolio: Either an Acquired Fund or an Acquiring Fund, depending on the context.

      Reorganization: The transaction through which an Acquired Fund will be acquired by an Acquiring Fund and shareholders of an Acquired Fund will become shareholders of an Acquiring Fund.

      Style Select: SunAmerica Style Select Series, Inc.

     The shareholders solicited and entitled to vote on Proposals 1(a) and 1(b) of this Proxy Statement and Prospectus are outlined in the following table:

                     PROPOSAL                          PORTFOLIO
                     ---------                         ---------

      (a)  Approval of Plan relating to the      Large-Cap Portfolio
           Large-Cap Growth Portfolios

      (b)  Approval of Plan relating to the      Mid-Cap Portfolio
           Mid/Multi-Cap Growth Portfolios

                                     SUMMARY

     The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the Plans, attached hereto as Exhibit I.

                               THE REORGANIZATIONS

WHAT SHAREHOLDERS OF AN ACQUIRED FUND WILL RECEIVE IN A REORGANIZATION

     If  shareholders   approved  their  Portfolio's   Reorganization   and  the
Reorganization takes place:

     o The Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of the Acquired Fund;

     o Shareholders of the Acquired Fund will become shareholders of the Acquiring Fund;

     o Shareholders holding Class A, Class B, or Class II shares of the Acquired Fund will receive Class A, Class B or Class II shares, respectively, of the Acquiring Fund (the "Corresponding Shares"); and

     o Corresponding Shares received by shareholders of the Acquired Fund will have the same aggregate net asset value as the shares of the Acquired Fund held immediately prior to the Reorganization.

     No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code"). This means that, in the opinion of counsel, no gain or loss will be realized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of the consummation of a Reorganization.

REASONS FOR THE REORGANIZATIONS

     On April 11, 2002, the Board of Style Select unanimously approved each Reorganization, subject to shareholder approval of the Acquired Funds. The Board, including all of the Independent Directors (as defined below), has determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the Board, including all of the Independent Directors, has determined that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time (as defined in Section 2(f) of the Plans). Although, as a result of the Reorganization, a shareholder may receive Corresponding Shares which represent a smaller percentage of ownership in the Combined Fund than he or she held prior to the Reorganization, the total dollar value of the shares will be the same. The Independent Directors are the Directors who are not "interested persons" of Style Select (within the meaning of the Investment Company Act).

     The Board unanimously recommends that you vote FOR the Plan relating to the Reorganization involving your Portfolio. Your Board of Directors has based this recommendation on its consideration of the principal reasons underlying each Reorganization, including the following:

     o The fact that following each Reorganization, shareholders of each Acquired Fund would remain invested in a mutual fund having the same investment objective and similar investment strategies;

     o The fees and expenses of the Acquired Funds, the Acquiring Funds and the Combined Funds and how the Reorganization would effect the expenses of the Portfolios;

     o    Potential  benefits  to  shareholders   likely  to  result  from  each
          Reorganization, such as the potential for reduced operating expenses over time due to economies of scale; and

     o The fact that the Reorganizations will not result in dilution of the interests of Acquired Fund shareholders.

     For a more detailed discussion of the factors considered by your Board in approving the Reorganizations, see "Proposal Nos. 1(a) and 1(b) -- The Reorganizations" below.

     If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the Reorganizations will occur as soon as practicable, provided that the Portfolios have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set forth in the Plans. The Plans may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Closing Date (as defined below), (i) by the Board; (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

                             FEE TABLES AND EXAMPLES

     ACTUAL FEE TABLE FOR SHAREHOLDERS OF EACH OF THE ACQUIRED FUNDS+ AND EACH OF THE ACQUIRING FUNDS++ (AS OF OCTOBER 31, 2001) AND PRO FORMA FEE TABLE FOR EACH OF THE COMBINED FUNDS (EACH AS OF APRIL 30, 2002)

                                               CLASS A SHARES                 CLASS B SHARES                 CLASS II SHARES
                                               --------------                 ---------------                ---------------
                                           ACTUAL        PRO FORMA         ACTUAL         PRO FORMA         ACTUAL        PRO FORMA
                                       -------------     ----------    -------------      ----------    -------------     ----------
                                                           FOCUSED                          FOCUSED                         FOCUSED
                                                          LARGE-CAP                        LARGE-CAP                       LARGE-CAP
                                                FOCUSED    GROWTH                FOCUSED    GROWTH               FOCUSED    GROWTH
                                    LARGE-CAP  LARGE-CAP  COMBINED   LARGE-CAP  LARGE-CAP  COMBINED   LARGE-CAP LARGE-CAP  COMBINED
                                    PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO PORTFOLIO  PORTFOLIO
                                    ---------  ---------  ---------  ---------  ---------  ---------  --------- ---------  ---------
SHAREHOLDER FEES (FEES PAID
   DIRECTLY FROM YOUR INVESTMENT):
Maximum Sales Charge (Load) .........  5.75%      5.75%      5.75%      4.00%      4.00%      4.00%      2.00%      2.00%     2.00%
Maximum Sales Charge (Load)
   Imposed on Purchases (as a
   percentage of offering price)(1) .  5.75%      5.75%      5.75%      None       None       None       1.00%      1.00%     1.00%
Maximum Deferred Sales Charge
   (Load) (as a percentage of
   amount redeemed)(2) ..............  None       None       None       4.00%      4.00%      4.00%      1.00%      1.00%     1.00%
Maximum Sales Charge (Load)
   Imposed on Reinvested Dividends ..  None       None       None       None       None       None       None       None      None
Redemption Fee(3) ...................  None       None       None       None       None       None       None       None      None
Exchange Fee ........................  None       None       None       None       None       None       None       None      None
Maximum Account Fee .................  None       None       None       None       None       None       None       None      None
ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED
   FROM FUND ASSETS):
Management Fees .....................  1.00%      0.85%      0.85%      1.00%      0.85%      0.85%      1.00%      0.85%     0.85%
Distribution (and/or
       Service) (12b-1) Fees(4) .....  0.35%      0.35%      0.35%      1.00%      1.00%      1.00%      1.00%      1.00%     1.00%
     Other Expenses .................  0.47%      0.36%      0.35%      0.47%      0.36%      0.35%      0.47%      0.36%     0.35%
Total Annual Fund
   Operating Expenses ...............  1.82%      1.56%      1.55%      2.47%      2.21%      2.20%      2.47%      2.21%     2.20%
Expense Reimbursement ...............  0.04%       --         --        0.04%       --         --        0.04%       --        --
Net Expenses(5) .....................  1.78%      1.56%      1.55%      2.43%      2.21%      2.20%      2.43%      2.21%     2.20%

     These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

EXAMPLES:

     An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Portfolio and (2) a 5% annual return throughout the period:

                                                  EXPENSES IF YOU DID REDEEM YOUR SHARES  EXPENSES IF YOU DID NOT REDEEM YOUR SHARES
                                                         AT THE END OF THE PERIOD:               AT THE END OF THE PERIOD:
                                                          CUMULATIVE EXPENSES PAID               CUMULATIVE EXPENSES PAID
                                                             FOR THE PERIOD OF:                      FOR THE PERIOD OF:
                                                 ----------------------------------------    ---------------------------------------
                                                  1 YEAR    3 YEARS   5 YEARS    10 YEARS    1 YEAR   3 YEARS     5 YEARS   10 YEARS
                                                  ------    -------   -------    --------    ------   -------     -------   --------
Class A Shares
Large-Cap Portfolio ........................     $  745     $1,103     $1,484     $2,549     $  745     $1,103     $1,484    $2,549
Focused Large-Cap Portfolio ................     $  725     $1,039     $1,376     $2,325     $  725     $1,039     $1,376    $2,325
Pro Forma Combined Focused
   Large-Cap Growth Portfolio# .............     $  724     $1,036     $1,371     $2,314     $  724     $1,036     $1,371    $2,314

Class B Shares(a)
Large-Cap Portfolio ........................     $  646     $1,058     $1,496     $2,606     $  246     $  758     $1,296    $2,606
Focused Large-Cap Portfolio ................     $  624     $  991     $1,385     $2,380     $  224     $  691     $1,185    $2,380
Pro Forma Combined Focused
   Large-Cap Growth Portfolio# .............     $  623     $  988     $1,380     $2,370     $  223     $  688     $1,180    $2,370

Class II Shares
Large-Cap Portfolio ........................     $  444     $  850     $1,383     $2,839     $  344     $  850     $1,383    $2,839
Focused Large-Cap Portfolio ................     $  422     $  784     $1,273     $2,619     $  322     $  784     $1,273    $2,619
Pro Forma Combined Focused
   Large-Cap Growth Portfolio# .............     $  421     $  781     $1,268     $2,609     $  321     $  781     $1,268    $2,609

     ACTUAL FEE TABLE FOR SHAREHOLDERS OF EACH OF THE ACQUIRED FUNDS+ AND EACH OF THE ACQUIRING FUNDS++ (AS OF OCTOBER 31, 2001) AND PRO FORMA FEE TABLE FOR EACH OF THE COMBINED FUNDS (EACH AS OF APRIL 30, 2002)

                                               CLASS A SHARES                 CLASS B SHARES                 CLASS II SHARES
                                               --------------                 ---------------                ---------------
                                           ACTUAL        PRO FORMA         ACTUAL         PRO FORMA         ACTUAL        PRO FORMA
                                       -------------     ----------    -------------      ----------    -------------     ----------
                                                           FOCUSED                          FOCUSED                         FOCUSED
                                                          MULTI-CAP                        MULTI-CAP                       MULTI-CAP
                                                FOCUSED    GROWTH                FOCUSED    GROWTH               FOCUSED    GROWTH
                                     MID-CAP   MULTI-CAP  COMBINED    MID-CAP   MULTI-CAP  COMBINED    MID-CAP  MULTI-CAP  COMBINED
                                    PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO PORTFOLIO  PORTFOLIO
                                    ---------  ---------  ---------  ---------  ---------  ---------  --------- ---------  ---------
Shareholder Fees (fees paid
   directly from your investment):
Maximum Sales Charge (Load) .........  5.75%      5.75%      5.75%      4.00%      4.00%      4.00%      2.00%      2.00%      2.00%
Maximum Sales Charge (Load)
   Imposed on Purchases (as a
   percentage of offering price)(1) .  5.75%      5.75%      5.75%      None       None       None       1.00%      1.00%      1.00%
Maximum Deferred Sales Charge
   (Load) (as a percentage of
   amount redeemed)(2) ..............  None       None       None       4.00%      4.00%      4.00%      1.00%      1.00%      1.00%
Maximum Sales Charge (Load)
   Imposed on Reinvested Dividends ..  None       None       None       None       None       None       None       None       None
Redemption Fee(3) ...................  None       None       None       None       None       None       None       None       None
Exchange Fee ........................  None       None       None       None       None       None       None       None       None
Maximum Account Fee .................  None       None       None       None       None       None       None       None       None
Annual Fund Operating Expenses
   (as a percentage of average
   net assets)(expenses that are
   deducted from fund assets):
Management Fees .....................  1.00%      1.00%      1.00%      1.00%      1.00%      1.00%      1.00%      1.00%      1.00%
Distribution and/or Service (12b-1)
   Fees(4) ..........................  0.35%      0.35%      0.35%      1.00%      1.00%      1.00%      1.00%      1.00%      1.00%
Other Expenses ......................  0.43%      0.44%      0.42%      0.43%      0.43%      0.41%      0.49%      0.45%      0.45%
Total Annual Fund Operating Expenses
   Before Expense Reimbursement .....  1.78%      1.79%      1.77%      2.43%      2.43%      2.41%      2.49%      2.45%      2.45%
Expense Reimbursement ...............   --        0.07%      0.05%       --        0.06%      0.04%      0.06%      0.08%      0.08%
Net Expenses(5) .....................  1.78%      1.72%      1.72%      2.43%      2.37%      2.37%      2.43%      2.37%      2.37%

     An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Portfolio and (2) a 5% annual return throughout the period:

                                                  EXPENSES IF YOU DID REDEEM YOUR SHARES  EXPENSES IF YOU DID NOT REDEEM YOUR SHARES
                                                         AT THE END OF THE PERIOD:               AT THE END OF THE PERIOD:
                                                          CUMULATIVE EXPENSES PAID               CUMULATIVE EXPENSES PAID
                                                             FOR THE PERIOD OF:                      FOR THE PERIOD OF:
                                                 ----------------------------------------    ---------------------------------------
                                                  1 YEAR    3 YEARS   5 YEARS    10 YEARS    1 YEAR   3 YEARS     5 YEARS   10 YEARS
                                                  ------    -------   -------    --------    ------   -------     -------   --------
Class A Shares
   Mid-Cap Portfolio .......................     $  745     $1,103     $1,484     $2,549     $  745     $1,103     $1,484    $2,549
   Focused Multi-Cap Portfolio .............     $  740     $1,086     $1,455     $2,488     $  740     $1,086     $1,455    $2,488
   Pro Forma Combined Focused
     Multi-Cap Growth Portfolio# ...........     $  740     $1,086     $1,455     $2,488     $  740     $1,086     $1,455    $2,488

Class B Shares(a)
   Mid-Cap Portfolio .......................     $  646     $1,058     $1,496     $2,606     $  246     $  758     $1,296    $2,606
   Focused Multi-Cap Portfolio .............     $  640     $1,039     $1,465     $2,545     $  240     $  739     $1,265    $2,545
   Pro Forma Combined Focused
     Multi-Cap Growth Portfolio# ...........     $  640     $1,039     $1,465     $2,545     $  240     $  739     $1,265    $2,545

Class II Shares
   Mid-Cap Portfolio .......................     $  444     $  850     $1,383     $2,839     $  344     $  850     $1,383    $2,839
   Focused Multi-Cap Portfolio .............     $  438     $  832     $1,353     $2,779     $  338     $  832     $1,353    $2,779
   Pro Forma Combined Focused
     Multi-Cap Growth Portfolio# ...........     $  438     $  832     $1,353     $2,779     $  338     $  832     $1,353    $2,779

-----------
+    As  reflected  in the  Acquired  Funds  Prospectus.
++   As  reflected in the Acquiring Funds Prospectus.
(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.
(2) Purchases of Class A shares of $1 million or more are subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase.
(3)  A $15.00 fee may be imposed on wire and overnight mail redemptions.
(4) Because these fees are paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
(5) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the net expense ratios set forth above. SunAmerica will waive fees and reimburse expenses should the Total Annual Fund Operating Expenses be higher than the net expense ratio. SunAmerica may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Board of Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board of Directors, including a majority of the Independent Directors. The expense waiver and fee reimbursements do not apply to the Focused Large-Cap Portfolio.
 #   Assuming the Reorganization had taken place on April 30, 2002.
(a) Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for Class A and Class B shares.

The foregoing Fee Tables are intended to assist investors in understanding the cost and expenses that a shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the consummation of the Reorganizations. All pro forma amounts are based on what the estimated expenses of the Pro Forma Combined Fund would be assuming the Reorganizations were completed on April 30, 2002.

The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLES.

                                 THE PORTFOLIOS

BUSINESS OF THE ACQUIRED FUNDS

     Each Acquired Fund is organized as a separate investment portfolio or series of Style Select.

BUSINESS OF THE ACQUIRING FUNDS

     Each Acquiring Fund is also organized as a separate investment portfolio or series of Style Select.

COMPARISON OF THE PORTFOLIOS

     A discussion of the investment objectives and principal investment policies of the Portfolios is set forth below.

     The main differences in the investment objectives and principal investment strategies of the Portfolios, each of which is discussed in more detail below, are as follows:

With respect to the Large-Cap Growth Portfolios:

     o that the Focused Large-Cap Portfolio utilizes a "focus" strategy which may cause it to invest in the securities of fewer companies than the Large-Cap Portfolio and thus may subject it to the risks of greater volatility and less diversification.

With respect to the Mid/Multi-Cap Growth Portfolios:

     o that the Mid-Cap Portfolio invests primarily in equity securities of mid-cap companies, whereas the Focused Multi-Cap Portfolio may trade equity securities without regard to market capitalization;

     o that the Focused Multi-Cap Portfolio utilizes a "focus" strategy which may cause it to invest in the securities of fewer companies than the Mid-Cap Portfolio and thus may subject it to the risks of greater volatility and less diversification.

                           LARGE-CAP GROWTH PORTFOLIOS

     Investment Objectives

     Both Large-Cap Growth Portfolios seek to provide their shareholders with long-term growth of capital. The investment objectives of the Portfolios are non-fundamental policies, meaning they can be changed without a vote of the shareholders.

    INVESTMENT POLICIES

     STRATEGIES. Both Large-Cap Growth Portfolios pursue their objectives through a growth strategy. A growth strategy refers to a strategy of investing in securities believed to offer the potential for long-term growth of capital and focuses on securities considered to have a historical record of above-average growth rates; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. The Focused Large-Cap Portfolio also employs a "focus" strategy. A "focus" strategy is one in which the Portfolio's investment advisers actively invest in a small number of holdings which constitute their favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment advisers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each investment adviser of the Focused Large-Cap
Portfolio will invest in up to ten securities and the Focused Large-Cap Portfolio will hold up to thirty securities. Each investment adviser may, however, invest in additional financial instruments for the purpose of cash management or to hedge a security in the Focused Large-Cap Portfolio.

     Each Large-Cap Growth Portfolio invests its assets, under normal conditions, in the equity securities of large-cap companies. The Large-Cap Growth Portfolios define a large-cap company to be one whose market capitalization is $8.7 billion or more. Each Large-Cap Growth Portfolio engages in the active trading of equity securities selected by its investment advisers on the basis of growth criteria.

                         MID/MULTI-CAP GROWTH PORTFOLIOS

     INVESTMENT OBJECTIVES

     Both Mid/Multi-Cap Growth Portfolios seek to provide their shareholders with long-term capital growth. The investment objectives of the Portfolios are non- fundamental policies, meaning they can be changed without a vote of the shareholders.

     INVESTMENT POLICIES

     STRATEGIES. Both Mid/Multi-Cap Growth Portfolios pursue their objectives through a growth strategy. A growth strategy refers to a strategy of investing in securities believed to offer the potential for long-term growth of capital and focuses on securities considered to have a historical record of above-average growth rates; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. The Focused Multi-Cap Portfolio also employs a "focus" strategy. A "focus" strategy is one in which the Portfolio's investment advisers actively invest in a small number of holdings which constitute their favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment advisers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each investment adviser of the Focused Multi-Cap Portfolio will invest in up to ten securities and the Focused Multi-Cap Portfolio will hold up to thirty securities. Each investment adviser may, however, invest in additional financial instruments for the purpose of cash management or to hedge a security in the Focused Multi-Cap Portfolio.

     The Mid-Cap Portfolio invests its assets, under normal conditions, in the equity securities of mid-cap companies. The Mid-Cap Portfolio defines mid cap companies as companies with market capitalizations of between $1.4 billion and $8.7 billion. The Focused Multi-Cap Portfolio may invest in equity securities without regard to a company's market capitalization. Each of the Mid/Multi-Cap Growth Portfolios engages in active trading of equity securities selected by its investment advisers on the basis of growth criteria.

                                 ALL PORTFOLIOS

     PRINCIPAL RISK FACTORS

     For a discussion of the principal risks of investing in each Portfolio, see "Principal Risk Factors and Special Considerations."

     DIRECTORS AND OFFICERS

     Style Select is governed by a Board of Directors (the "Board"). The Board meets regularly to review each Portfolio's investments, performance, expenses, and other business affairs. The Board elects officers. Because all of the Portfolios are series of Style Select, they share the same officers and directors. If the Reorganizations are completed, each Combined Fund will continue to have the officers and directors of Style Select.

     MANAGEMENT ARRANGEMENTS

     SunAmerica Asset Management Corp. ("SAAMCo") serves as the investment adviser for both Acquired Funds and both Acquiring Funds. SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and each Acquiring Fund and for providing certain administrative services to each Portfolio. See "Investment Advisory Agreements" and "Subadvisory Arrangements" below for more detailed information regarding the advisory arrangements of the Portfolios.

     The table below sets forth fees, as a percentage of average daily net assets, payable by each Portfolio to SAAMCo for management and administrative services:

LARGE-CAP GROWTH PORTFOLIOS                  INVESTMENT ADVISORY FEE
---------------------------                  -----------------------
Large-Cap Portfolio                                    1.00%
Focused Large-Cap Portfolio                            0.85%

MID/MULTI-CAP GROWTH PORTFOLIOS              INVESTMENT ADVISORY FEE
-------------------------------              -----------------------
Mid-Cap Portfolio                                      1.00%
Focused Multi-Cap Portfolio                            1.00%

     The advisory fee rate payable by the Focused Multi-Cap Portfolio after consummation of the Reorganization will be the same as the advisory fee rate payable by the Mid-Cap Portfolio prior to the Reorganization. The advisory fee rate payable by the Focused Large-Cap Portfolio after consummation of the Reorganization will be lower than the current advisory fee rate of the Large-Cap Portfolio prior to the Reorganization. The table below sets forth the pro forma effective fee rate of each Combined Fund as of April 30, 2002 as a percentage of average daily net assets, assuming the Reorganizations had been completed as of such date:

                                                       PRO FORMA EFFECTIVE
COMBINED FUND:                                         ADVISORY FEE RATE:
---------------------                                  -------------------
Combined Focused Large-Cap Growth Portfolio                   0.85%
Combined Focused Multi-Cap Growth Portfolio                   1.00%

     INVESTMENT ADVISORY AGREEMENTS. The investment advisory agreement between Style Select, on behalf of each Acquiring Fund, and SAAMCo is the same as the investment advisory agreement applicable to each respective Acquired Fund, except for the advisory fee rate applicable to the Focused Large-Cap Portfolio, which is lower than the rate applicable to the Large-Cap Portfolio. If shareholders approve the Reorganizations, the Acquired Funds will continue to be advised by SAAMCo as part of the Combined Funds following completion of the Reorganizations.

     SUBADVISORY ARRANGEMENTS. Under a "Manager of Managers" order granted to Style Select by the Commission, SAAMCo is permitted to change unaffiliated subadvisers (each, a "Subadviser") or the fees paid to Subadvisers of the Portfolios without obtaining shareholder approval. SAAMCo has ultimate responsibility under the "Manager of Managers" structure to oversee the Subadvisers, including making recommendations to the Board regarding the hiring, termination and replacement of Subadvisers. The subadvisory fees are paid out of SAAMCo's advisory fee at no additional cost to the Acquired Funds or the Acquiring Funds, or each of their shareholders.

     Each of the Portfolios is advised by three investment advisers (each, an "Adviser") with each responsible for a separate portion of the Portfolio. SAAMCo has retained Subadvisers for each Portfolio. In addition, SAAMCo directly advises a portion of three of the Portfolios. The Large-Cap Portfolio is advised by Janus Capital Management LLC ("Janus"), Jennison Associates LLC ("Jennison") and SAAMCo. The Focused Large-Cap Portfolio is advised by Fred Alger Management, Inc., Jennison and Marsico Capital Management, LLC. The Mid-Cap Portfolio is advised by Morgan Stanley Investments L.P., T. Rowe Price Associates, Inc. and SAAMCo. The Focused Multi-Cap Portfolio is advised by Credit Suisse Asset Management, LLC, Janus and SAAMCo. Upon completion of a Reorganization, the respective Combined Fund will be managed by the same Advisers employed by the respective Acquiring Fund prior to the Reorganization.

     DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

     DISTRIBUTOR. SunAmerica Capital Services, Inc., an affiliate of SAAMCo, acts as the distributor of the shares of both the Acquired Funds and the Acquiring Funds. See "Shareholder Account Information-- Distribution and Service Fees" in the Acquired Funds Prospectus for additional information regarding your Portfolio's distribution fees and arrangements.

     OTHER SERVICE AGREEMENTS WITH AFFILIATES

     SunAmerica Fund Services, Inc., an affiliate of SAAMCo, acts as a servicing agent assisting State Street Bank and Trust Company, the transfer agent and custodian of both the Acquired Funds and the Acquiring Funds, in connection with certain services offered to shareholders. See "Shareholder Account Information" and "Transaction Policies" in the Acquired Funds Prospectus for additional information regarding the services provided to shareholders.

     OTHER

     SHARES. As with all mutual funds, investors purchase shares when they invest in the Portfolios. Share certificates are not generally issued.

     Each full share and fractional share entitles the shareholder to receive a proportional interest in the respective Portfolio's capital gain distributions and cast one vote per share, with fractional shares voting proportionally, on certain matters, including the election of directors, changes in fundamental policies, or approval of changes in investment advisory agreements.

     CLASS STRUCTURE. The table below sets forth the share classes currently offered by each of the Acquired Funds and the Acquiring Funds and the share classes that will be offered by the Combined Funds after consummation of the respective Reorganizations.

        ACQUIRED FUNDS        ACQUIRING FUNDS*         COMBINED FUNDS*
     --------------------  ----------------------- ----------------------
           A, B, II              A, B, II, Z             A, B, II, Z

* The Focused Large-Cap Portfolio and the Focused Multi-Cap Portfolio offer Class Z shares. The Class Z shares, however, are not involved in the Reorganization.

     PURCHASE OF SHARES. The procedures for purchasing shares of a Portfolio will not change. See "Shareholder Account Information" in the Acquiring Funds Prospectus.

     REDEMPTION OF SHARES. The procedures for redeeming shares of a Portfolio will not change. See "Shareholder Account Information" in the Acquiring Funds Prospectus.

     EXCHANGES OF SHARES. The procedures for exchanging shares of a Portfolio will not change. See "Transaction Policies" in the Acquiring Funds Prospectus.

     DIVIDENDS. The Portfolios have the same policies with respect to dividends. See "Tax, Dividend, Distribution and Account Policies" in the Acquired Funds and Acquiring Funds Prospectuses.

     NET ASSET VALUE. The price at which each Portfolio's shares are purchased or redeemed is the Portfolio's next determined net asset value per share after receipt of the purchase or redemption order. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern time). For further discussion of net asset value and how it is determined, see "Transaction Policies" in the Acquiring Funds Prospectus.

     TAX CONSIDERATIONS. The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Tax, Dividend, Distribution and Account Policies" in the Portfolios' Prospectuses.

     Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of the consummation of a Reorganization. For a more detailed discussion regarding potential tax consequences of the Reorganizations, see "Proposals Nos. 1(a) and (b): Approval of the Plans--The Reorganizations."

                PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS

                 PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS

     Many of the investment risks associated with an investment in an Acquired Fund are substantially the same as those associated with an investment in the respective Acquiring Fund. A discussion of the principal risks of investing in the Portfolios is set forth below. See the Acquired Funds Prospectus, the Acquiring Funds Prospectus (which accompanies this Proxy Statement and Prospectus) and the Style Select Statement of Additional Information for more detailed discussions of the investment risks associated with an investment in the Portfolios. There is no guarantee that the investment objective of a Portfolio will be achieved or that the value of a shareholder's investment in the Portfolio will not decrease.

     The principal risks of investing in an Acquiring Fund are substantially the same as the principal risks of investing in an Acquired Fund. Each of these risks are discussed in further detail below.

     The primary differences in principal risks are as follows:

     o With respect to the Large-Cap Growth Portfolios, that the Focused Large-Cap Portfolio utilizes a "focus" strategy which may cause it to invest in the securities of fewer companies than the Large-Cap Portfolio and thus may subject it to the risks of greater volatility and less diversification.

     o With respect to the Mid/Multi-Cap Growth Portfolios, that the Focused Multi-Cap Portfolio utilizes a "focus" strategy which may cause it to invest in the securities of fewer companies than the Mid-Cap Porfolio and thus may subject it to the risks of greater volatility and less diversification.

                                 All Portfolios

     RISKS OF INVESTING IN EQUITY SECURITIES

     Because each of the Portfolios invests primarily in equities, each is subject to the risk that the value of its equity securities may fluctuate in response to stock market movements. The performance of different types of equity stocks may decline under varying market conditions. For example, growth stocks may perform well under circumstances in which value stocks in general have fallen. In addition, individual stocks selected by the Portfolios may underperform the market generally.

     RISKS OF NON-DIVERSIFICATION

     Each of the Portfolios is subject to the additional risks of non-diversification. Each Portfolio can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, the Portfolio's risk is increased because the effect of each stock on the

     Portfolio's performance is greater. This risk is greater for an Acquiring Fund than for the respective Acquired Fund because of the Acquiring Funds' use of a focus strategy. The Advisers to each Acquiring Fund actively invest in a small number of holdings, which constitute their favorite stock-picking ideas at any given moment.

     SMALL AND MID CAP RISK

     The Mid/Multi-Cap Growth Portfolios may invest in companies with mid and small market capitalizations. Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.

     In addition to the above principal risks, each of the Portfolios may be affected to a significant degree by the following risks:

     FOREIGN INVESTMENT RISK

     Each Portfolio may invest in foreign securities. Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. Government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

     DERIVATIVE AND HEDGING TRANSACTIONS

     Each Portfolio may invest in derivatives. Derivatives are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

     Each Portfolio may engage in hedging transactions. Hedging is a strategy in which the Portfolio's Adviser uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

               PROPOSALS NOS. 1 (a) AND (b): APPROVAL OF THE PLANS

                          COMPARISON OF THE PORTFOLIOS

INVESTMENT OBJECTIVES AND STRATEGIES

     The Reorganization will not materially change the investment objective of your Portfolio, although some investment strategies will change. The Focused Multi-Cap Portfolio will continue to seek to provide the former shareholders of the Mid-Cap Portfolio with long-term capital growth. Likewise, the Focused Large-Cap Portfolio will continue to seek to provide the former shareholders of the Large-Cap Portfolio with long-term growth of capital. However, each of the Combined Funds employs a "focus" strategy. Use of a "focus" strategy may reduce the total number of different securities that your Portfolio is invested in at any one time, creating a possibility of reduced diversification and greater volatility. More information about the investment objective and strategies of each Acquiring Fund may be found in the Acquiring Funds Prospectus, which accompanies this Proxy Statement and Prospectus.

     SAAMCo will continue to provide various administrative services, select Subadvisers, and supervise the daily business affairs of your Portfolio.

PERFORMANCE

GENERAL

     The following tables provide performance information for shares of the Portfolios for the periods indicated. Past performance is not indicative of future performance. For more information about each Portfolio's performance, as well as a summary of each Portfolio's financial information, please see the Acquiring Funds Prospectus and the Acquired Funds Prospectus. Important information about the Portfolios is also contained in management's discussion of the Portfolios' respective performance in the Annual Report to Shareholders of the respective Portfolios for the year ended October 31, 2001. The Annual Report to Shareholders of the Acquired Funds and the Acquiring Funds accompanies this Proxy Statement and Prospectus.

     The tables below illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance for the periods shown, and compare the Portfolios' average annual total returns, before and after taxes. The after tax returns only reflect the returns of Class B shares for the respective Portfolios; the after tax returns for the other share classes of each Portfolio will vary. The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the tables. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

                          AVERAGE ANNUAL TOTAL RETURNS
                         (PERIODS ENDED APRIL 30, 2002)

                                                             PAST      SINCE
LARGE-CAP PORTFOLIO(1,2)                                   ONE YEAR   INCEPTION
                                                           ---------  ---------
Returns Before Taxes
   Class A                                                  -28.52%      -1.78%
   Class B                                                  -27.69%      -1.55%
   Class II                                                 -26.18%      -1.39%
Return After Taxes on Distribution (Class B)                -27.69%      -2.18%
Return After Taxes on Distributions
   and Sale of Portfolio Shares (Class B)(3)                -17.00%      -1.04%
Russell 1000(R) Growth Index(4)                             -20.10%       0.31%
Russell 1000(R) Index(5)                                    -11.98%       3.87%
Morningstar Large-Cap Growth Category(6)                    -19.61%       2.06%

------------
(1)  Inception date is October 15, 1997.

(2)  Includes sales charges.

(3) When the return after taxes on distributions and sales of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

(4) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Russell 1000(R) Index measures the performance of the 1,000 largest U.S. companies in the Russell 3000(TM) Index based on total market capitalization, which represents approximately 92% of the total market capitalization of the Russell 3000(TM) Index.

(6)  Developed  by  Morningstar,   the  Morningstar  Large-Cap  Growth  Category
     currently reflects a group of 998 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

                          AVERAGE ANNUAL TOTAL RETURNS
                         (PERIODS ENDED APRIL 30, 2002)

                                                             PAST       SINCE
FOCUSED LARGE-CAP PORTFOLIO(1,2)                           ONE YEAR   INCEPTION
                                                           ---------  ---------
Returns Before Taxes
   Class A                                                    -16.81%     4.90%
   Class B                                                    -15.76%     5.16%
   Class II                                                   -13.98%     5.52%
Return After Taxes on Distribution (Class B)                  -15.76%     4.97%
Return After Taxes on Distributions
   and Sale of Portfolio Shares (Class B)(3)                   -9.67%     4.23%
Russell 1000(R) Growth Index(4)                               -20.10%    -3.31%
S&P 500(R) Index(5)                                           -12.63%     0.37%
Morningstar Large-Cap Growth Category(6)                      -19.61%    -0.27%

-----------
(1)  Inception date is June 8, 1998.

(2)  Includes sales charges.

(3) When the return after taxes on distributions and sales of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

(4) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

(5) The S&P 500(R) Index is the Standard and Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

(6)  Developed  by  Morningstar,   the  Morningstar  Large-Cap  Growth  Category
     currently reflects a group of 998 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

                          AVERAGE ANNUAL TOTAL RETURNS
                         (PERIODS ENDED APRIL 30, 2002)

                                                               PAST
                                                    PAST       FIVE       SINCE
MID-CAP PORTFOLIO(1,2)                            ONE YEAR     YEARS    INCEPTION
                                                  ---------    -----    ---------
Returns Before Taxes
   Class A                                          -21.27%    7.47%      4.40%
   Class B                                          -20.29%    7.78%      4.74%
   Class II                                         -18.62%    7.87%      5.93%
Return After Taxes on Distribution (Class B)        -20.29%    5.05%      2.32%
Return After Taxes on Distributions
   and Sale of Portfolio Shares (Class B)(3)        -12.46%    5.80%      3.34%
Russell Mid-Cap Growth(TM) Index(4)                 -15.01%    7.73%      6.92%
Morningstar Mid-Cap Growth Category(5)              -15.32%    8.76%      8.02%

-----------
(1)  Inception date is November 19, 1996.

(2)  Includes sales charges.

(3) When the return after taxes on distributions and sales of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

(4) The Russell Mid-Cap Growth(TM) Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values.

(5) Developed by Morningstar, the Morningstar Mid-Cap Growth Category currently reflects a group of 640 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

                          AVERAGE ANNUAL TOTAL RETURNS
                         (PERIODS ENDED APRIL 30, 2002)

                                                                         PAST
                                                                PAST     FIVE      SINCE
FOCUSED MULTI-CAP PORTFOLIO(1,2,3)                            ONE YEAR   YEARS   INCEPTION
                                                              --------   -----   ---------
Returns Before Taxes
   Class A                                                    -22.05%    10.56%     9.67%
   Class B                                                    -21.14%    10.85%    10.01%
   Class II                                                   -19.50%    10.87%     9.07%
Return After Taxes on Distribution (Class B)                  -21.15%     9.05%     8.38%
Return After Taxes on Distributions
   and Sale of Portfolio Shares (Class B)(4)                  -12.98%     9.01%     8.32%
Russell 2500(TM) Growth Index(5)                               -9.35%     6.92%     5.25%
Russell 3000(TM) Growth Index(6)                              -19.29%     4.35%     5.04%
Morningstar Aggressive Growth Objective(7)                    -15.35%     7.23%     6.90%

-----------
(1)  Inception date is November 19, 1996.

(2)  Includes sales charges.

(3) Returns reflect the Portfolio's performance prior to adopting a "focus" strategy.

(4) When the return after taxes on distributions and sales of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

(5) The Russell 2500(TM) Growth Index measures the performance of those Russell 2500(TM) companies with higher price-to-book ratios and higher forecasted growth values.

(6) The Russell 3000(TM) Growth Index measures the performance of those Russell 3000(TM) companies with higher price-to-book ratios and higher forecasted growth values.

(7) Developed by Morningstar, the Morningstar Aggressive Growth Category currently reflects a group of 233 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

                               THE REORGANIZATIONS

GENERAL

     Under each Plan, the applicable Acquiring Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of Corresponding Shares of such Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, such Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each Acquired Fund's existence as a separate investment portfolio of Style Select will be terminated as soon as practicable following consummation of the respective Reorganization.

     Generally, the assets transferred by an Acquired Fund to the respective Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time (as defined in the Plans) and all other assets of such Acquired Fund as of such time.

     In the course of each Reorganization, each holder, if any, of Class A, Class B and Class II shares of an Acquired Fund will receive Corresponding Shares of the respective Acquiring Fund. No sales charges will be imposed on the Corresponding Shares in connection with the Reorganizations.

     Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund's shareholders will have the same aggregate net asset value as each such shareholder's interest in such Acquired Fund as of the Valuation Time. See " -- Terms of the Plans -- Valuation of Assets and Liabilities," below, for information concerning the calculation of net asset value.

     Because the Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time, the net asset value per share of the respective Acquiring Fund should remain virtually unchanged solely as a result of the applicable Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Funds immediately following consummation of the Reorganizations. HOWEVER, AS A RESULT OF THE REORGANIZATIONS, A SHAREHOLDER OF AN ACQUIRED FUND MAY HOLD A SMALLER PERCENTAGE OF OWNERSHIP IN THE RESPECTIVE ACQUIRING FUND THAN HE OR SHE DID IN THE ACQUIRED FUND PRIOR TO THE REORGANIZATIONS. In addition, a shareholder of an Acquired Fund may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

     If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the third calendar quarter of 2002. One Reorganization is not dependent on the consummation of the other Reorganization. If an Acquired Fund's shareholders do not approve the respective Reorganization, the Board will consider other possible courses of action that may be in the best interests of shareholders.

TERMS OF THE PLANS

     The following is a summary of the significant terms of the Plans. This summary is qualified in its entirety by reference to the Plans, a copy of which is attached hereto as Exhibit I.

     VALUATION OF ASSETS AND LIABILITIES

     The respective assets and liabilities of the Acquired Funds and the Acquiring Funds will be valued as of the Valuation Time. The assets in each Portfolio will be valued according to the procedures set forth under "Transaction Policies -- Valuation of Shares" and "Determination of Net Asset Value" in the Acquiring Funds Prospectus and the Style Select Statement of Additional Information, respectively. Purchase orders for an Acquired Fund's shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the respective Reorganization; redemption requests with respect to an Acquired Fund's shares which have not settled as of the Valuation Time will be treated as liabilities of such Acquired Fund for purposes of the respective Reorganization.

     ISSUANCE AND DISTRIBUTION OF CORRESPONDING SHARES

     On the Closing Date (as defined in the Plans), each Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders' proportional interests in such Acquired Fund. Such issuance and distribution will be done as follows: each holder, if any, of Class A, Class B or Class II shares of an Acquired Fund will receive Class A, Class B or Class II Corresponding Shares, respectively, of the respective
Acquiring Fund. The Corresponding Shares received by an Acquired Fund's shareholder will have the same aggregate net asset value as such shareholder's interest in such Acquired Fund as of the Valuation Time.

     EXPENSES

     The costs of each Reorganization will be borne equally by SAAMCo and each respective Acquired Fund.

     REQUIRED APPROVALS

     The completion of each Reorganization is conditioned upon, among other things, approval of each Reorganization by the affirmative vote of the respective Acquired Fund's shareholders representing the lesser of (i) 67% or more of the shares present at a meeting at which more than 50% of the outstanding shares of the respective Acquired Fund are present or represented by proxy or (ii) more than 50% of the respective Acquired Fund's outstanding shares.

     AMENDMENTS AND CONDITIONS

     The Plans may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and Acquiring Fund pursuant to the respective Plan are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Fund's shareholders, the receipt of an opinion of counsel as to certain tax matters and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

     TERMINATION, POSTPONEMENT AND WAIVERS

     Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after adoption thereof by the respective Acquired Fund's shareholders, prior to the Closing Date or the Closing Date may be postponed: (i) by the Board; (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

ACQUIRED FUND BOARD CONSIDERATIONS: POTENTIAL BENEFITS TO SHAREHOLDERS AS A RESULT OF THE REORGANIZATIONS

     In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the Independent Directors regarding the legal issues involved, the Board considered that, following each Reorganization, shareholders of an Acquired Fund will remain invested in a mutual fund which has the same investment objective and similar, though not identical, investment strategies. In addition, the Board considered the following, among other things:

     o    The terms and conditions of the Reorganizations.

     o The fact that the Acquiring Funds will assume substantially all the liabilities of the respective Acquired Funds.

     o The historical performance records of the Acquired Funds and the Acquiring Funds.

     o The fact that the Focused Multi-Cap Portfolio recently changed its principal investment strategy to add a "focus" strategy.

     o The gross and net expense ratios of the Acquired Funds and the Acquiring Funds and the estimated expense ratios of the Combined Funds on a pro forma basis after the Reorganizations.

     o    The fact that SAAMCo will continue to be the Combined Fund's adviser.

     o The investment experience, expertise and resources of the various Advisers that will provide investment advisory services to the Combined Fund.

     o The relative annual rates of advisory fees payable by the Acquired Funds and the Acquiring Funds.

     o The fact that the Reorganizations would not result in dilution of Acquired Fund shareholders' interests.

     o The fact that the shareholder services and distribution resources available to the Acquiring Funds will not change.

     o The fact that each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

     o The effect of the Reorganizations on Acquired Fund shareholders and the value of their interests.

     o Alternatives available to Acquired Fund shareholders, including the ability to redeem their shares.

     The Board also identified and considered certain other potential benefits to shareholders that may result from the Reorganizations. The Board considered that because the Acquiring Funds have the same investment goals and similar investment strategies, shareholders will be invested in a mutual fund with similar investment characteristics. The Board also considered each Portfolio's subadvisory arrangements. The Board reviewed, in its normal course, an analysis of the performance records of the various subadvisers and their investment capabilities. The Board identified and considered that the advisory fees would be reduced for the Large-Cap Portfolio and will remain the same for the Mid-Cap Portfolio following the Reorganizations. The Board considered the potential for reduced operating expenses over time due to economies of scale, because the net assets of the Acquiring Funds will include the net assets of the Acquired Funds (assuming shareholder approval). The table below sets forth the total net assets of each of the Acquired Funds and each of the Acquiring Funds, in each case as of April 30, 2002, as well as the net assets of each of the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed on such date.

                                Total Net Assets
                              as of April 30, 2002

                                                        PRO FORMA COMBINED
                                   FOCUSED              FOCUSED LARGE-CAP
   LARGE-CAP PORTFOLIO       LARGE-CAP PORTFOLIO        GROWTH PORTFOLIO
  ---------------------    ----------------------   -------------------------
  Class A  $20,244,365     Class A  $  324,332,679   Class A   $  344,576,531
  Class B  $31,098,835     Class B  $  520,040,099   Class B   $  551,138,146
  Class II $19,046,261     Class II $  588,767,598   Class II  $  607,813,376
  Class Z      --          Class Z  $    9,968,290   Class Z   $    9,968,290
    Total  $70,389,461       Total  $1,443,108,666     Total   $1,513,496,343

                                                       PRO FORMA COMBINED
                                  FOCUSED              FOCUSED MULTI-CAP
    MID-CAP PORTFOLIO       MULTI-CAP PORTFOLIO        GROWTH PORTFOLIO
  ---------------------    ----------------------   -------------------------
  Class A  $ 33,937,079    Class A  $ 78,438,880     Class A   $112,375,586
  Class B  $ 54,178,912    Class B  $113,857,064     Class B   $168,035,380
  Class II $ 17,560,524    Class II $ 34,391,670     Class II  $ 51,952,001
  Class Z      --          Class Z  $  1,518,794     Class Z   $  1,518,794
    Total  $105,676,515      Total  $228,206,408       Total   $333,881,761

     The Board considered that certain fixed costs, such as printing of prospectuses and reports sent to shareholders, legal and audit fees, and registration fees would be spread across a larger asset base. This would tend to lower the expense ratio borne by shareholders of a Portfolio. To illustrate potential benefits to the Portfolio as a result of the Reorganizations, including potential economies of scale, see the total and net operating expenses, as a percentage of net assets, for the Portfolios and the total and net operating expenses, as a percentage of net assets, for the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed, under "Fee Tables and Examples" above. In addition to the potential economies of scale which may be realized, the Board also considered the advantage of eliminating the competition and duplication of effort inherent in marketing funds that have similar investment objectives.

     Based on the foregoing, together with other factors and information considered to be relevant and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Board concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. The respective Acquired Funds and Acquiring Funds have substantially similar investment objectives; however, each of the Acquiring Funds utilizes a "focus" strategy and holds fewer securities than the respective Acquired Fund. As a result, it is anticipated that certain securities held by an Acquired Fund that are inconsistent with the portfolio management style of the respective Acquiring Fund will be sold in connection with the applicable Reorganization. The disposition of assets by an Acquired Fund may result in the realization of taxable gains or losses by Acquired Fund shareholders. The Acquired Funds, however, will not dispose of assets to an extent or in a manner that would jeopardize the tax free nature of the Reorganizations under the Code.

     In  approving  the  Reorganizations,   the  Board,  including  all  of  the
Independent Directors, determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the Board, including all of the Independent Directors, also determined that the interests of the shareholders of each Acquired Fund would not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time. Consequently, the Board approved the Plans and directed that each Plan be submitted to the shareholders of each respective Acquired Fund for approval.

     THE BOARD OF DIRECTORS OF STYLE SELECT UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF EACH ACQUIRED FUND APPROVE THE RESPECTIVE PLAN. APPROVAL OF THE

RESPECTIVE PLAN BY ONE ACQUIRED FUND IS NOT CONTINGENT UPON THE APPROVAL OF THE RESPECTIVE PLAN BY THE OTHER ACQUIRED FUND.

     The Board has also approved the Plans on behalf of the Acquiring Funds. The Board of each respective Acquiring Fund, including all of the Independent Directors, determined that each Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of a Reorganization.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS

     GENERAL

     Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of the Reorganization.

     As a condition to the closing of each Reorganization, each of the Acquired Funds and Acquiring Funds will receive an opinion of Shearman & Sterling, counsel to Style Select, substantially to the effect that, among other things, for Federal income tax purposes, upon consummation of each Reorganization (i) no gain or loss will be recognized by an Acquired Fund or an Acquiring Fund as a result of the respective Reorganization, (ii) no gain or loss will be recognized by a shareholder of an Acquired Fund upon his or her receipt of Corresponding Shares in the respective Reorganization solely in exchange for his or her shares of such Acquired Fund, (iii) each Acquired Fund and each Acquiring Fund will be a "party to a reorganization" under Section 368(b) of the Code, (iv) the holding period of the assets of an Acquired Fund acquired by the respective Acquiring Fund will include the period during which such assets were held by the Acquired Fund, (v) the holding period for Corresponding Shares of an Acquiring Fund received by each shareholder of the respective Acquired Fund in exchange for his or her shares in the Acquired Fund will include the period during which such shareholder held shares of the Acquired Fund (provided the Acquired Fund shares were held as capital assets on the date of the exchange), and (vi) immediately after a Reorganization, the tax basis of the Corresponding Shares received by shareholders of the respective Acquired Fund in such Reorganization will be equal, in the aggregate, to the tax basis of the shares of such Acquired Fund surrendered in exchange therefor. Shearman & Sterling's opinion will be based upon certain representations made by the parties to the Reorganizations.

     An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service ("IRS") and is not binding on the IRS or any court.

If a Reorganization is consummated but fails to qualify as a reorganization within the meaning of Section 368(a) of the Code, the Reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the respective Acquired Fund, and Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their basis in the Acquired Fund shares and the fair market value of the Corresponding Shares received.

     To the extent an Acquiring Fund has unrealized capital gains at the time of the respective Reorganization, the respective Acquired Fund's shareholders may incur taxable gains in the year that such Acquiring Fund realizes and distributes those gains. This will be true notwithstanding that the unrealized gains were reflected in the price of such Acquiring Fund's shares at the time they were exchanged for assets of such Acquired Fund in the respective Reorganization. Conversely, shareholders of an Acquiring Fund would share in unrealized capital gains of the respective Acquired Fund after the respective Reorganization and bear a tax consequence on the subsequent realization of such gains.

     To the extent that an Acquired Fund has loss carry-forwards at the time of the respective Reorganization, Acquired Fund shareholders may not be able to benefit from such loss carry-forwards after the Reorganization.

     Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state, local and other tax consequences of the Reorganizations.

     STATUS AS A REGULATED INVESTMENT COMPANY

     The Acquired Funds and the Acquiring Funds have elected and qualified to be taxed as regulated investment companies under Sections 851-855 of the Code, and after the Reorganizations, the Combined Funds intend to operate or continue to operate so as to qualify as regulated investment companies. An Acquired Fund's existence as a separate investment portfolio of Style Select will be terminated as soon as practicable following the consummation of the applicable Reorganization.

CAPITALIZATION

     The following tables set forth the capitalization of each Acquired Fund and each Acquiring Fund as of April 30, 2002, and the capitalization of each Combined Fund, on a pro forma basis, as if the Reorganizations had occurred on that date.

                                                                                                 Focused
                                                                                               Large-Cap
                                   Large-Cap Portfolio                                         Portfolio
                       ------------------------------------------    -----------------------------------------------------------
                         Class A         Class B       Class II        Class A        Class B        Class II          Class Z
                         -------         -------       --------        -------        -------        --------         -------
Total Net Assets       $ 20,244,365   $ 31,098,835   $ 19,046,261    $324,332,679    $520,040,099    $588,767,598   $  9,968,290

Shares Outstanding        1,892,641      3,004,208      1,840,154      20,999,546      34,564,946      39,142,429        638,661

Net Asset Value
 Per Share                   $10.70         $10.35         $10.35          $15.44          $15.05          $15.04   $      15.61
                                                                                                Focused
                                                                                               Multi-Cap
                                     Mid-Cap Portfolio                                         Portfolio
                       ------------------------------------------    -----------------------------------------------------------
                         Class A         Class B       Class II        Class A        Class B        Class II          Class Z
                         -------         -------       --------        -------        -------        --------         -------
Total Net Assets       $ 33,937,079   $ 54,178,912   $ 17,560,524    $ 78,438,880    $113,857,064    $ 34,391,670   $  1,518,794

Shares Outstanding        3,108,674      5,199,785      1,682,821      4,913,966        7,461,086       2,253,803         92,344

Net Asset Value
Per Share                    $10.92         $10.42         $10.44         $15.96           $15.26         $15.26    $      16.45



     The tables set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Portfolio at the Valuation Time.

                                                                  Pro Forma Combined
                                                              Focused Large-Cap Growth
                                                                     Portfolio
                                      ------------------------------------------------------------------------
                                        Class A              Class B            Class II             Class Z
                                        -------              -------            --------             -------
Total Net Assets                      $344,576,531        $551,138,146        $607,813,376        $  9,968,290

Shares Outstanding                      22,310,676          36,631,261          40,408,771             638,661

Net Asset Value
 Per Share                            $      15.44        $      15.05        $      15.04        $      15.61

                                                                  Pro Forma Combined
                                                              Focused Multi-Cap Growth
                                                                     Portfolio
                                      ------------------------------------------------------------------------
                                        Class A              Class B            Class II             Class Z
                                        -------              -------            --------             -------
Total Net Assets                      $112,375,586        $168,035,380        $ 51,952,001        $  1,518,794

Shares Outstanding                       7,040,326          11,011,434           3,404,546              92,344

Net Asset Value
Per Share                                   $15.96              $15.26              $15.26              $16.45

                                     GENERAL
                       INFORMATION CONCERNING THE MEETING

DATE, TIME AND PLACE OF MEETING

     The Meeting will be held on August 15, 2002, at the principal executive offices of SunAmerica Asset Management Corp., The SunAmerica Center, 733 Third Avenue, New York, New York 10017 at 10:00 a.m., Eastern time.

SOLICITATION, REVOCATION AND USE OF PROXIES

     A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of Style Select or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

     All shares represented by properly executed proxies received at or prior to the Meeting, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the respective Plan.

     It is not anticipated that any matters other than the approval of the respective Plan will be brought before the Meeting. If, however, any other business is properly brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

RECORD DATE AND OUTSTANDING SHARES

     Only holders of record of shares of the Acquired Funds at the close of business on June 10, 2002 (the "Record Date") are entitled to vote at the Meeting or any adjournment thereof. The following chart sets forth the shares of each class of the Acquired Funds issued and outstanding and entitled to vote at the close of business on the Record Date.

                            CLASS A           CLASS B          CLASS II          TOTAL
                             SHARES            SHARES           SHARES          SHARES
                            --------          --------          -------         -------
Large-Cap Portfolio       1,822,473.880    2,913,772.432    1,744,415.609    6,480,661.921
Mid-Cap Portfolio         3,023,726.691    5,069,748.344    1,611,220.216    9,704,695.251

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT OF THE PORTFOLIOS

     To the knowledge of each Portfolio, as of May 22, 2002, the following shareholders owned beneficially or of record more than 5% of the outstanding voting securities of such Portfolio:

                                                                                          PERCENTAGE OF
                                                                                         CLASS OF SHARES
                                                       PERCENTAGE OF                       AFTER THE
                                                      CLASS OF SHARES                    REORGANIZATION
                        NAME AND ADDRESS                 AND TYPE OF                          ON A
NAME OF PORTFOLIO        OF SHAREHOLDER                   OWNERSHIP                      PRO FORMA BASIS*
---------------------------------------------------------------------------------------------------------
Large-Cap Portfolio   SunAmerica, Inc.                 5% of Class A, owned              0.4% of Class A.
                      Account B                        of record.
                      1 SunAmerica Center
                      Century City, CA 90067
---------------------------------------------------------------------------------------------------------
                      SunAmerica, Inc.                 5% of Class A, owned              0.4% of Class A.
                      Account D                        of record.
                      1 SunAmerica Center
                      Century City, CA 90067
---------------------------------------------------------------------------------------------------------
Focused Large-Cap
  Portfolio           Merrill Lynch, Pierce,           8% of Class B, owned              7% of Class B.
                      Fenner & Smith                   of record.
                      4800 Deer Lake Drive East
                      2nd Floor
                      Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------
                      Merrill Lynch, Pierce,           5% of Class II, owned             5% of Class II.
                      Fenner & Smith                   of record.
                      4800 Deer Lake Drive East
                      2nd Floor
                      Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------
Mid-Cap Portfolio     SunAmerica, Inc.                 7% of Class A, owned              2.7% of Class A.
                      Account B                        of record.
                      1 SunAmerica Center
                      Century City, CA 90067
---------------------------------------------------------------------------------------------------------
                      Merrill Lynch, Pierce,           7% of Class B, owned              3% of Class B.
                      Fenner & Smith                   of record.
                      4800 Deer Lake Drive East
                      2nd Floor
                      Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------
                      Merrill Lynch, Pierce,           12% of Class II, owned            4.9% of Class II.
                      Fenner & Smith                   of record.
                      4800 Deer Lake Drive East
                      2nd Floor
                      Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------
Focused Multi-Cap     Merrill Lynch, Pierce,           5% of Class B, owned              2.7% of Class B.
  Portfolio           Fenner & Smith                   of record.
                      4800 Deer Lake Drive East
                      2nd Floor
                      Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------
                      Merrill Lynch, Pierce,           9% of Class II, owned             5.3% of Class II.
                      Fenner & Smith                   of record.
                      4800 Deer Lake Drive East
                      2nd Floor
                      Jacksonville, FL 32246

* Assuming that the value of the shareholder's interest in the Portfolio on the date of consummation of the applicable Reorganization was the same as on May 22, 2002.

--------------------------------------------------------------------------------

     As of June 14, 2002, the directors and officers of Style Select as a group (10 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquired Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of Style Select.

VOTING RIGHTS AND REQUIRED VOTE

     Each share of an Acquired Fund is entitled to one vote, with fractional shares voting proportionally. Shareholders of each Acquired Fund vote separately on whether to approve their respective Plan and approval with respect to one Acquired Fund is not dependent on approval with respect to the other Acquired Fund. Approval of each Plan with respect to an Acquired Fund requires the affirmative vote of the lesser of (i) 67% or more of the shares present at a meeting at which more than 50% of the outstanding shares of the respective Acquired Fund are present or represented by proxy or (ii) more than 50% of the respective Acquired Fund's outstanding shares.

     Broker-dealer firms holding shares of any of the Acquired Funds in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the Plans. Each of the Acquired Funds will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has declined to vote on any proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. Assuming the presence of a quorum, abstentions and broker non-votes, if applicable, will have the same effect as a vote against approval of the applicable Plan.

     A quorum for each Acquired Fund for purposes of the Meeting consists of a majority of the shares of such Acquired Fund entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for each Meeting, a quorum of the applicable Acquired Fund's shareholders is not present or if a quorum is present but sufficient votes in favor of the applicable Plan are not received from the shareholders of the respective Acquired Fund, the persons named as proxies may propose one or more adjournments of such Meeting to permit further solicitation of proxies from shareholders. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such Acquired Fund.

     The votes of shareholders of the Acquiring Funds are not being solicited by this Proxy Statement and Prospectus and are not required to carry out the respective Reorganizations.

                             ADDITIONAL INFORMATION

     The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne equally by SAAMCo and each respective Acquired Fund. Such expenses are currently estimated to be approximately $120,000 in the aggregate.

     Style Select or an affiliate thereof will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to beneficial owners of the Acquired Funds and will reimburse certain officers or employees that it may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners.

     In order to obtain the necessary quorums at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Acquired Funds. Style Select has retained Georgeson Shareholder, 17 State Street, New York, New York 10004 to aid in the solicitation of proxies at a cost estimated not to exceed $80,000, plus out-of-pocket expenses. The cost of soliciting proxies will be borne equally by SAAMCo and each respective Acquired Fund.

     This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which Style Select has filed with the Commission under the Securities Act of 1933, as amended, and the Investment Company Act, to which reference is hereby made.

      The Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith file reports and other information with the Commission. Proxy material, reports and other information filed by the Portfolios can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the Statements of Additional Information and Prospectuses of the Acquired Funds and Acquiring Funds, as well as other material incorporated by reference and other information regarding the Portfolios.

                                LEGAL PROCEEDINGS

     There are no material legal proceedings to which any of the Portfolios is a party.

                                 LEGAL OPINIONS

     Certain legal matters in connection with the issuance of Corresponding Shares have been passed upon by Robert M. Zakem, Esq., General Counsel for SAAMCo.

Certain tax matters in connection with the Reorganizations will be passed upon for the Portfolios by Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, counsel for Style Select.

                                     EXPERTS

     The financial highlights of the Acquired Fund and Acquiring Funds incorporated by reference into this Proxy Statement and Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the independent auditor, given on its authority as an expert in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036.

                              SHAREHOLDER PROPOSALS

     A shareholder proposal intended to be presented at any subsequent meeting of shareholders of an Acquired Fund must be received by such Acquired Fund in a reasonable time before the solicitation by the Board of Directors of Style Select relating to such meeting is to be made in order to be considered in such Acquired Fund's proxy statement and form of proxy relating to the meeting. If Proposals Nos. 1(a) and (b) are approved at the Meeting, there will likely not be any future shareholder meetings of the Acquired Funds.

                              By Order of the Board of Directors of SunAmerica Style Select Series, Inc.


                              /s/ Robert M. Zakem

                              Robert M. Zakem, Esq.
                              Secretary, SunAmerica Style Select Series, Inc.

                      AGREEMENT AND PLAN OF REORGANIZATION

                            DATED AS OF JUNE 3, 2002

                                TABLE OF CONTENTS

                                                                        PAGE NO.
                                                                        --------

1.   Defined Terms; Sections and Exhibits; Miscellaneous Terms ........     I-2
     a.  Definitions ..................................................     I-2
     b.  Use of Defined Terms .........................................     I-6
     c.  Sections and Exhibits ........................................     I-6
     d.  Miscellaneous Terms ..........................................     I-6
2.   The Reorganization(s) ............................................     I-6
     a.  Transfer of Assets ...........................................     I-6
     b.  Assumption of Liabilities ....................................     I-6
     c.  Issuance and Valuation of Corresponding Shares
            in the Reorganization .....................................     I-7
     d.  Distribution of Corresponding Shares
            to the Acquired Fund Shareholders .........................     I-7
     e.  Interest; Proceeds ...........................................     I-7
     f.  Valuation Time ...............................................     I-7
     g.  Evidence of Transfer .........................................     I-8
     h.  Termination ..................................................     I-8
     i.  Separate Agreements; Reorganizations not
            Conditioned on One Another ................................     I-8
3.   Representations and Warranties of the Acquired Fund ..............     I-8
     a.  Formation and Qualification ..................................     I-8
     b.  Tax Status ...................................................     I-8
     c.  Authority ....................................................     I-8
     d.  Financial Statements .........................................     I-9
     e.  Semi-Annual Report to Shareholders ...........................     I-9
     f.  Prospectus and Statement of Additional Information ...........     I-9
     g.  Litigation ...................................................     I-9
     h.  Material Contracts ...........................................     I-9
     i.  No Conflict ..................................................     I-9
     j.  Undisclosed Liabilities ......................................    I-10
     k.  Taxes ........................................................    I-10
     l.  Assets .......................................................    I-10
     m.  Consents .....................................................    I-10

     n.  N-14 Registration Statement ..................................    I-10
     o.  Capitalization ...............................................    I-11
     p.  Books and Record .............................................    I-11
4.   Representations and Warranties of the Acquiring Fund .............    I-11
     a.  Formation and Qualification ..................................    I-11
     b.  Tax Status ...................................................    I-11
     c.  Authority ....................................................    I-11
     d.  Financial Statements .........................................    I-12
     e.  Semi-Annual Report to Shareholders ...........................    I-12
     f.  Prospectus and Statement of Additional Information ...........    I-12
     g.  Litigation ...................................................    I-12
     h.  Material Contracts ...........................................    I-13
     i.  No Conflict ..................................................    I-13
     j.  Undisclosed Liabilities ......................................    I-13
     k.  Taxes ........................................................    I-13
     l.  Consents .....................................................    I-13
     m.  N-l4 Registration Statement ..................................    I-14
     n.  Capitalization ...............................................    I-14
     o.  Corresponding Shares .........................................    I-14
5.   Covenants of the Acquired Fund and the Acquiring Fund ............    I-15
     a.  Special Shareholders' Meeting ................................    I-15
     b.  Unaudited Financial Statements ...............................    I-15
     c.  Share Ledger Records of the Acquiring Fund ...................    I-15
     d.  Conduct of Business ..........................................    I-15
     e.  Termination of the Acquired Fund .............................    I-16
     f.  Filing of N-14 Registration Statement ........................    I-16
     g.  Corresponding Shares .........................................    I-16
     h.  Tax Returns ..................................................    I-16
     i.  Combined Proxy Statement and Prospectus Mailing ..............    I-16
     j.  Confirmation of Tax Basis ....................................    I-16
     k.  Shareholder List .............................................    I-17
6.   Closing Date .....................................................    I-17

7.   Conditions of the Acquired Fund ..................................    I-17
     a.  Representations and Warranties ...............................    I-17
     b.  Performance ..................................................    I-17
     c.  Shareholder Approval .........................................    I-17
     d.  Approval of Board of Directors ...............................    I-17
     e.  Deliveries by the Acquiring Fund .............................    I-18
     f.  No Material Adverse Change ...................................    I-19
     g.  Absence of Litigation ........................................    I-19
     h.  Proceedings and Documents ....................................    I-19
     i.  N-14 Registration Statement; Acquiring Fund
            Post-Effective Amendment ..................................    I-19
     j.  Compliance with Laws; No Adverse Action or Decision ..........    I-19
     k.  Commission Orders or Interpretations .........................    I-20
8.   Conditions of the Acquiring Fund .................................    I-20
     a.  Representations and Warranties ...............................    I-20
     b.  Performance ..................................................    I-20
     c.  Shareholder Approval .........................................    I-20
     d.  Approval of Board of Directors ...............................    I-20
     e.  Deliveries by the Acquired Fund ..............................    I-21
     f.  No Material Adverse Change ...................................    I-21
     g.  Absence of Litigation ........................................    I-21
     h.  Proceedings and Documents ....................................    I-21
     i.  N-l4 Registration Statement; Acquiring Fund
            Post-Effective Amendment ..................................    I-21
     j.  Compliance with Laws; No Adverse Action or Decision ..........    I-21
     k.  Commission Orders or Interpretations .........................    I-22
     l.  Dividends ....................................................    I-22
9.   Termination, Postponement and Waivers ............................    I-22
     a.  Termination of Agreement .....................................    I-22
     b.  Commission Order .............................................    I-23
     c.  Effect of Termination ........................................    I-23
     d.  Waivers; Non-Material Changes ................................    I-23
10.  Survival of Representations and Warranties .......................    I-24
11.  Other Matters ....................................................    I-24

     a.  Further Assurances ...........................................    I-24
     b.  Notices ......................................................    I-24
     c.  Entire Agreement .............................................    I-25
     d.  Amendment ....................................................    I-25
     e.  Governing Law ................................................    I-25
     f.  Assignment ...................................................    I-25
     g.  Costs of the Reorganization ..................................    I-25
     h.  Severability .................................................    I-25
     i.  Headings .....................................................    I-26
     j.  Counterparts .................................................    I-26

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the 3rd day of June 2002, by SUNAMERICA STYLE SELECT SERIES, INC., a Maryland corporation (the "Corporation"), on behalf of and between each of the Large-Cap Growth Portfolio and Mid-Cap Growth Portfolio (each an "Acquired Fund" and collectively, the "Acquired Funds") and each of the Focused Large-Cap Growth Portfolio and Focused Multi-Cap Growth Portfolio (each an "Acquiring Fund" and collectively, the "Acquiring Funds"), respectively, each a separate investment portfolio of the Corporation.

                             PLANS OF REORGANIZATION

     WHEREAS, this Agreement constitutes a separate agreement and plan of reorganization between each Acquired Fund and each Acquiring Fund as set forth below:

     ACQUIRED FUND:                      ACQUIRING FUND:

     Large-Cap Growth Portfolio          Focused Large-Cap Growth Portfolio

     Mid-Cap Growth Portfolio            Focused Multi-Cap Growth Portfolio

     WHEREAS, each Acquired Fund owns securities that are assets of the character in which the respective Acquiring Fund is permitted to invest;

     WHEREAS, each reorganization will consist of (i) the acquisition of an Acquired Fund's Assets (as defined herein), and assumption of that Acquired Fund's Assumed Liabilities (as defined herein), by the respective Acquiring Fund solely in exchange for an aggregate value of newly issued shares of common stock, $.0001 par value per share, of such Acquiring Fund (the "Shares"), equal to the net asset value of such Acquired Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by that Acquired Fund of the Shares to its shareholders in liquidation of the Acquired Fund, all upon and subject to the terms hereinafter set forth (each a "Reorganization" and collectively the "Reorganizations");

     WHEREAS, in the course of each Reorganization, Shares of an Acquiring Fund will be issued to an Acquired Fund and distributed to the shareholders thereof as follows: each holder, if any, of Class A, Class B and Class II shares of an Acquired Fund will be entitled to receive Class A, Class B and Class II Shares, respectively (the "Corresponding Shares"), of the respective Acquiring Fund on the Closing Date (as defined herein);

     WHEREAS, the aggregate net asset value of the Corresponding Shares to be received by each shareholder of an Acquired Fund will equal the aggregate net asset value of the respective Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein);

     WHEREAS, it is intended that each Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization for purposes of Section 368 of the Code and the regulations thereunder; and

     WHEREAS, the consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

                                    AGREEMENT

     NOW, THEREFORE, in order to consummate each Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, each Acquired Fund and each Acquiring Fund hereby agree as follows:

1.   DEFINED TERMS; SECTIONS AND EXHIBITS; MISCELLANEOUS TERMS.

     a. DEFINITIONS. As used herein the following terms have the following respective meanings:

         "ACQUIRED FUND" has the meaning ascribed thereto in the introduction hereof. For purposes of this Agreement, the term "Acquired Fund" shall refer to the Large-Cap Growth Portfolio in respect of the Large-Cap Growth Portfolios Reorganization, and the Mid-Cap Growth Portfolio in respect of the Mid/Multi-Cap Growth Portfolios Reorganization.

         "ACQUIRING FUND" has the meaning ascribed thereto in the introduction hereof. For purposes of this Agreement, the term "Acquiring Fund" shall refer to the Focused Large-Cap Growth Portfolio in respect of the Large-Cap Growth Portfolios Reorganization, and the Focused Multi-Cap Growth Portfolio in respect of the Mid/Multi-Cap Growth Portfolios Reorganization.

         "AGREEMENT"   has  the  meaning  ascribed  thereto in the  introduction
hereof.

         "ASSETS" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of (i) the Large-Cap Growth Portfolio in the case of the Large-Cap Growth Portfolios Reorganization, and (ii) the Mid-Cap Growth Portfolio in the case of the Mid/Multi-Cap Growth Portfolios Reorganization.

           "ASSUMED LIABILITIES" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of (i) the Large-Cap Growth Portfolio in the case of the Large-Cap Growth Portfolios Reorganization, and (ii) the Mid-Cap Growth Portfolio in the case of the Mid/Multi-Cap Growth Portfolios Reorganization.

           "CLOSING DATE" has the meaning ascribed thereto in Section 6 hereof.

           "CODE" has the meaning ascribed thereto under the heading "Plans of Reorganization."

           "COMMISSION" shall mean the Securities and Exchange Commission.

           "CORPORATION" shall mean SunAmerica Style Select Series, Inc.

           "CORRESPONDING SHARES" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Corresponding Shares" shall refer to the Corresponding Shares of (i) the Focused Large-Cap Growth Portfolio in the case of the Large-Cap Growth Portfolios Reorganization, and (ii) the Focused Multi-Cap Growth Portfolio in the case of the Mid/Multi-Cap Growth Portfolios Reorganization.

           "EXCHANGE ACT" shall mean the Securities Exchange Act of 1934, as amended.

           "FOCUSED LARGE-CAP GROWTH PORTFOLIO" means the Focused Large-Cap Growth Portfolio series of the Corporation.

           "FOCUSED MULTI-CAP GROWTH PORTFOLIO" means the Focused Multi-Cap Growth Portfolio series of the Corporation.

           "GOVERNMENTAL AUTHORITY" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

           "INVESTMENT COMPANY ACT" shall mean the Investment Company Act of 1940, as amended.

           "INVESTMENTS" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and
(ii) all other assets owned by such Person or liabilities incurred as of such date.

           "LARGE-CAP GROWTH PORTFOLIO" means the Large-Cap Growth Portfolio series of the Corporation.

           "LARGE-CAP GROWTH PORTFOLIOS REORGANIZATION" consists of (i) the acquisition of the Large-Cap Growth Portfolio's Assets, and assumption of the Large-Cap Growth Portfolio's Assumed Liabilities, by the Focused Large-Cap Growth Portfolio solely in exchange for an aggregate value of Corresponding Shares of the Focused Large-Cap Growth Portfolio, equal to the net asset value of the Large-Cap Growth Portfolio's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the Large-Cap Growth Portfolio of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the Large-Cap Growth Portfolio in liquidation of the Large-Cap Growth Portfolio.

           "LIEN" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

           "MAJORITY SHAREHOLDER VOTE" shall mean the lesser of (i) 67% or more of the shares present at a meeting at which more than 50% of the outstanding shares of the respective Acquired Fund are present or represented by proxy or
(ii) more than 50% of the respective Acquired Fund's outstanding shares.

           "MATERIAL ADVERSE EFFECT" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

           "MID-CAP GROWTH PORTFOLIO" means the Mid-Cap Growth Portfolio series of the Corporation.

           "MID/MULTI-CAP GROWTH PORTFOLIOS REORGANIZATION" consists of (i) the acquisition of the Mid-Cap Growth Portfolio's Assets, and assumption of the Mid-Cap Growth Portfolio's Assumed Liabilities, by the Focused Multi-Cap Growth

Portfolio solely in exchange for an aggregate value of Corresponding Shares of the Focused Multi-Cap Growth Portfolio, equal to the net asset value of the Mid-Cap Growth Portfolio's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the Mid-Cap Growth Portfolio of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the Mid-Cap Growth Portfolio in liquidation of the Mid-Cap Growth Portfolio.

           "N-14  REGISTRATION  STATEMENT" has the meaning  ascribed  thereto in
Section 3(n) hereof.

           "PERMITTED LIENS" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

           "PERSON" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

           "REORGANIZATION" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Reorganization" shall refer to the Large-Cap Growth Portfolios Reorganization or the Mid/Multi-Cap Growth Portfolios Reorganization, as the context requires.

           "RICS" has the meaning ascribed thereto in Section 3(b) hereof.

           "RULE 17A-8(A)" shall mean Rule 17a-8(a) under the Investment Company Act.

           "S&S" shall mean Shearman & Sterling, counsel to the Corporation.

           "SECURITIES ACT" shall mean the Securities Act of 1933, as amended.

           "SHARES" has the meaning ascribed thereto under the heading "Plans of Reorganization."

           "SUNAMERICA STYLE SELECT SERIES, INC. ARTICLES OF INCORPORATION" shall mean the Articles of Incorporation of SunAmerica Style Select Series, Inc., dated as of July 3, 1996, as amended or supplemented from time to time.

           "SUNAMERICA STYLE SELECT SERIES, INC. FOCUSED PORTFOLIOS PROSPECTUS" shall mean the prospectus relating to the Acquiring Funds, dated June 20, 2002, as amended or supplemented.

           "SUNAMERICA STYLE SELECT SERIES, INC. PROSPECTUS" shall mean the prospectus relating to the Acquired Funds, dated January 30, 2002, as amended or supplemented.

           "SUNAMERICA  STYLE  SELECT  SERIES,   INC.  STATEMENT  OF  ADDITIONAL
INFORMATION" Shall mean the statement of additional information relating to the Corporation, dated June 20, 2002, as amended or supplemented.

           "VALUATION TIME" has the meaning ascribed thereto in Section 2(f) hereof.

      b. USE OF DEFINED TERMS. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

      c. SECTIONS AND EXHIBITS. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

      d. MISCELLANEOUS TERMS. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2.    THE REORGANIZATION(S).

      a. TRANSFER OF ASSETS. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens (other than Permitted Liens), all of the property and assets (including cash, securities, commodities, interests in futures and dividends, any deferred or prepaid expenses and interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Fund (as to each Acquired Fund, such assets are collectively referred to herein as the "Assets").

      b. ASSUMPTION OF LIABILITIES. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquiring Fund will assume and agree to pay, perform and discharge when due all of the obligations and liabilities of the Acquired Fund then existing, whether absolute, accrued, contingent or otherwise (as to each Acquired Fund, such liabilities are collectively referred to herein as the "Assumed Liabilities").

      c. ISSUANCE AND VALUATION OF CORRESPONDING SHARES IN THE REORGANIZATION. Full Corresponding Shares, and to the extent necessary, a fractional Corresponding Share, of an aggregate net asset value equal to the net asset value of the Assets (after deducting the Assumed Liabilities) acquired by the Acquiring Fund hereunder, determined as hereinafter provided, shall be issued by the Acquiring Fund to the Acquired Fund in exchange for such Assets. The net asset value of each of the Acquired Fund's Assets and the Acquiring Fund's Corresponding Shares shall be determined in accordance with the procedures described in the SunAmerica Style Select Series, Inc. Prospectus and the SunAmerica Style Select Series, Inc. Statement of Additional Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund.

      d. DISTRIBUTION OF CORRESPONDING SHARES TO THE ACQUIRED FUND SHAREHOLDERS. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all Corresponding Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

      e. INTEREST; PROCEEDS. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to its Assets.

      f.   VALUATION TIME.

           i. The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on August 22, 2002, or such earlier or later date and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

           ii. In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      g. EVIDENCE OF TRANSFER. The Acquiring Fund and the Acquired Fund will jointly or severally, as necessary, file any instrument as may be required by the State of Maryland to effect the transfer of the Assets to the Acquiring Fund.

      h. TERMINATION. The Acquired Fund's existence as a separate investment portfolio of the Corporation will be terminated as soon as practicable following the consummation of the applicable Reorganization by making any required filings with the State of Maryland, as provided in Section 5(e) hereof.

      i. SEPARATE AGREEMENTS; REORGANIZATIONS NOT CONDITIONED ON ONE ANOTHER. Each of the respective parties hereto hereby agrees that this Agreement shall constitute a separate agreement and plan of reorganization as to each of (i) the Large-Cap Growth Portfolios Reorganization, and (ii) the Mid/Multi-Cap Growth Portfolios Reorganization. The parties further agree that the consummation of one Reorganization shall not be conditioned on the consummation of any other Reorganization.

3.    REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND.

      The Acquired Fund represents and warrants to the Acquiring Fund as follows:

      a. FORMATION AND QUALIFICATION. The Acquired Fund is a separate investment portfolio of the Corporation.

      b. TAX STATUS. The Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify for its taxable year ending upon the liquidation of the Acquired Fund.

      c. AUTHORITY. The Corporation, on behalf of the Acquired Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Fund and no other proceedings on the part of the Corporation or the Acquired Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Fund shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by the Corporation, on behalf of the Acquired Fund, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

      d. FINANCIAL STATEMENTS. The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, each dated as of October 31, 2001, said financial statements having been audited by PricewaterhouseCoopers LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

      e. SEMI-ANNUAL REPORT TO SHAREHOLDERS. The Acquiring Fund has been furnished with the Acquired Fund's Semi-Annual Report to Shareholders for the six month period ended April 30, 2002, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

      f. PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION. The Acquiring Fund has been furnished with the SunAmerica Style Select Series, Inc. Prospectus and the SunAmerica Style Select Series, Inc. Statement of Additional Information, and insofar as they relate to the Acquired Fund, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

      g. LITIGATION. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

      h. MATERIAL CONTRACTS. There are no material contracts outstanding to which the Corporation, on behalf of the Acquired Fund, is a party that have not been disclosed in the N-14 Registration Statement, the SunAmerica Style Select Series, Inc. Prospectus or the SunAmerica Style Select Series, Inc. Statement of Additional Information.

      i. NO CONFLICT. The execution and delivery of this Agreement by the Corporation, on behalf of the Acquired Fund, and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the SunAmerica Style Select Series, Inc. Articles of Incorporation or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which the Corporation, on behalf of the Acquired Fund, is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

      j. UNDISCLOSED LIABILITIES. The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since April 30, 2002, and those incurred in connection with the Reorganization.

      k. TAXES. The Acquired Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

      l. ASSETS. The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

      m. CONSENTS. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico) and (ii) a Majority Shareholder Vote.

      n. N-14 REGISTRATION STATEMENT. The registration statement filed, or to be filed, by the Corporation on Form N-14 relating to the Corresponding Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein (as amended and supplemented, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      o. CAPITALIZATION. Under the SunAmerica Style Select Series, Inc. Articles of Incorporation, the Corporation is authorized to issue 2,000,000,000 shares of common stock, par value $0.0001 per share, of which 100,000,000 shares have been designated as the Large-Cap Growth Portfolio and of which 100,000,000 shares have been designated as the Mid-Cap Growth Portfolio. The shares designated as the Large-Cap Growth Portfolio have been divided into three classes designated Class A, Class B and Class II. The shares designated as the Mid-Cap Growth Portfolio have been divided into three classes designated Class A, Class B and Class II. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquired Fund to automatically convert to Class A shares of the Acquired Fund approximately eight years after the purchase thereof, or (ii) in connection with any automatic dividend reinvestment plan available to the Acquired Fund shareholders, there are no options warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.

      p. BOOKS AND RECORDS. The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

4.    REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND.

      The Acquiring Fund represents and warrants to the Acquired Fund as follows:

      a.  FORMATION  AND  QUALIFICATION.   The  Acquiring  Fund  is  a  separate
investment portfolio of the Corporation.

      b. TAX STATUS. The Acquiring Fund has elected and qualified for the special tax treatment afforded to RICs under Sections 851-855 of the Code at all times since its inception (if applicable) and intends to continue to so qualify both until consummation of the Reorganization and thereafter.

      c. AUTHORITY. The Corporation, on behalf of the Acquiring Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Corporation or the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by the Corporation, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquired Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

      d. FINANCIAL STATEMENTS. The Acquired Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquiring Fund, as of October 31, 2001, said financial statements having been audited by PricewaterhouseCoopers LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

      e. SEMI-ANNUAL REPORT TO SHAREHOLDERS. The Acquired Fund has been furnished with the Acquiring Fund's Semi-Annual Report to Shareholders for the six month period ended April 30, 2002, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

      f. PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION. The Acquired Fund has been furnished with the SunAmerica Style Select Series, Inc. Focused Portfolios Prospectus and the SunAmerica Style Select Series, Inc. Statement of Additional Information, and insofar as they relate to the Acquiring Fund, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

      g.   LITIGATION.   There  are  no   claims,   actions,   suits  or  legal,
administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material

Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

      h. MATERIAL CONTRACTS. There are no material contracts outstanding to which the Corporation, on behalf of the Acquiring Fund, is a party that have not been disclosed in the N-14 Registration Statement, the SunAmerica Style Select Series, Inc. Focused Portfolios Prospectus, or the SunAmerica Style Select Series, Inc. Statement of Additional Information.

      i. NO CONFLICT. The execution and delivery of this Agreement by the Corporation on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the SunAmerica Style Select Series, Inc. Articles of Incorporation or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which the Corporation, on behalf of the Acquiring Fund, is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.

      j. UNDISCLOSED LIABILITIES. The Acquiring Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since April 30, 2002 and those incurred in connection with the Reorganization.

      k. TAXES. The Acquiring Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing, and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

      l. CONSENTS. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for such as may be required under the Securities Act, the Exchange Act, the Investment Company Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

      m. N-14 REGISTRATION STATEMENT. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquiring Fund
(i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and
(ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      n. CAPITALIZATION. Under the SunAmerica Style Select Series, Inc. Articles of Incorporation, the Corporation is authorized to issue 2,000,000,000 shares of common stock, par value $0.0001 per share, of which 100,000,000 shares have been designated as the Focused Large-Cap Growth Portfolio and of which 100,000,000 shares have been designated as the Focused Multi-Cap Growth Portfolio and have each been divided into four classes, designated Class A, Class B, Class II and Class Z. All issued and outstanding shares of the Acquiring Fund, if any, are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquiring Fund to automatically convert to Class A shares of the Acquiring Fund approximately eight years after the purchase thereof or (ii) in connection with any automatic dividend reinvestment plan available to the Acquiring Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.

      o.   CORRESPONDING SHARES.

           i. The Corresponding Shares to be issued by the Acquiring Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement have been, or will be, as applicable, duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

           ii. At or prior to the Closing Date, the Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5.    COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

      a. SPECIAL SHAREHOLDERS' MEETING. The Acquired Fund agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other reasonable action necessary to obtain shareholder approval of the transactions contemplated herein.

      b.   UNAUDITED FINANCIAL STATEMENTS.

           i. The Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with Section 2(c) hereof and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

           ii. The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

      c. SHARE LEDGER RECORDS OF THE ACQUIRING FUND. The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of Corresponding Shares by the Acquired Fund to such shareholders in accordance with Section 2(d) hereof.

      d. CONDUCT OF BUSINESS. The Acquired Fund and the Acquiring Fund each covenants and agrees to operate its respective business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

      e. TERMINATION OF THE ACQUIRED FUND. The Corporation agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Fund in accordance with the laws of the State of Maryland and any other applicable law and the Acquired Fund will not conduct any business except in connection with its termination.

      f. FILING OF N-14 REGISTRATION STATEMENT. The Corporation, on behalf of the Acquiring Fund, will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Fund and the Acquiring Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

      g. CORRESPONDING SHARES. The Acquired Fund will not sell or otherwise dispose of any of the Corresponding Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

      h. TAX RETURNS. The Acquired Fund and the Acquiring Fund each agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes. In connection with this provision, the Acquiring Fund and the Acquired Fund agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

      i. COMBINED PROXY STATEMENT AND PROSPECTUS MAILING. The Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring Fund) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

      j. CONFIRMATION OF TAX BASIS. The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Fund hereunder.

      k. SHAREHOLDER LIST. As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by the Corporation on behalf of the Acquired Fund.

6.    CLOSING DATE.

      The closing of the transactions contemplated by this Agreement shall be at the offices of Shearman & Sterling, 599 Lexington Avenue, New York, NY 10022 after the close of the New York Stock Exchange on August 23, 2002, or at such other place, time and date agreed to by the Acquired Fund and the Acquiring Fund. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund's custody account with State Street Bank and Trust Company at the earliest practicable date thereafter.

7.    CONDITIONS OF THE ACQUIRED FUND.

      The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

      a. REPRESENTATIONS AND WARRANTIES. The representations and warranties of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

      b. PERFORMANCE. The Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

      c. SHAREHOLDER APPROVAL. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

      d. APPROVAL OF BOARD OF DIRECTORS. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of the Corporation, on behalf of the Acquiring Fund, including a majority of the Directors who are not "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquiring Fund and (ii) the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

      e. DELIVERIES BY THE ACQUIRING FUND. At or prior to the Closing Date, the Acquiring Fund shall deliver to the Acquired Fund the following:

           i. a certificate, in form and substance reasonably satisfactory to the Acquired Fund, executed by the President (or a Vice President) of the Corporation on behalf of the Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a), (b), (d) and (f) have been fulfilled;

           ii. the unaudited financial statements of the Acquiring Fund required by Section 5(b)(ii) hereof; and

           iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquired Fund, to the effect that, for Federal income tax purposes, (i) the transfer of the Assets to the Acquiring Fund in return solely for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Fund and the Acquiring Fund will each be deemed to be a "party to a reorganization" within the meaning of
Section 368(b) of the Code; (ii) in accordance with Sections 357 and 361 of the Code, no gain or loss will be recognized to the Acquired Fund as a result of the Asset transfer solely in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or on the distribution (whether actual or constructive) of the Corresponding Shares to the Acquired Fund shareholders as provided for in the Agreement; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Fund on the receipt of the Assets in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Fund on the receipt (whether actual or constructive) of Corresponding Shares in return for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares received (whether actually or constructively) by the shareholders of the Acquired Fund in the

Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in return therefor; (vii) in accordance with
Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided that the Acquired Fund shares were held as a capital asset; (viii) in accordance with
Section 1223 of the Code, the Acquiring Fund's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; (ix) in accordance with Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, subject to applicable limitations, such as earnings and profits, capital loss carryovers and method of accounting; and (x) the taxable year of the Acquired Fund will end on the effective date of the Reorganization.

      f. NO MATERIAL ADVERSE CHANGE. There shall have occurred no material adverse change in the financial position of the Acquiring Fund since April 30, 2002 other than, if applicable, changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquiring Fund's customary operating expenses, each in the ordinary course of business.

      g.  ABSENCE  OF  LITIGATION.   There  shall  not  be  pending  before  any
Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

      h. PROCEEDINGS AND DOCUMENTS. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Fund and its counsel, and the Acquired Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Fund or its counsel may reasonably request.

      i. N-14 REGISTRATION STATEMENT; ACQUIRING FUND POST-EFFECTIVE AMENDMENT. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Acquired Fund, contemplated by the Commission.

      j. COMPLIANCE WITH LAWS; NO ADVERSE ACTION OR DECISION. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

      k. COMMISSION ORDERS OR INTERPRETATIONS. The Acquired Fund shall have received from the Commission such orders or interpretations as counsel to the Acquired Fund deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8.    CONDITIONS OF THE ACQUIRING FUND.

      The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

      a. REPRESENTATIONS AND WARRANTIES. The representations and warranties made by the Acquired Fund in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

     b. PERFORMANCE. The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

      c. SHAREHOLDER APPROVAL. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

      d. APPROVAL OF BOARD OF DIRECTORS. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of the Corporation, on behalf of the Acquired Fund, including a majority of the Directors who are not "interested persons" of the Corporation within the meaning of Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquired Fund and (ii) the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

      e. DELIVERIES BY THE ACQUIRED FUND. At or prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund the following:

           i. a certificate, in form and substance reasonably satisfactory to the Acquiring Fund, executed by the President (or a Vice President) of the Corporation on behalf of the Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c), (d) and (f) have been fulfilled;

           ii. the unaudited financial statements of the Acquired Fund required by Section 5(b)(i) hereof; and

           iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(e)(iii) hereof.

      f. NO MATERIAL ADVERSE CHANGE. There shall have occurred no material adverse change in the financial position of the Acquired Fund since April 30, 2002 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Fund's customary operating expenses, each in the ordinary course of business. The Acquired Fund reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

      g.  ABSENCE  OF  LITIGATION.   There  shall  not  be  pending  before  any
Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

      h. PROCEEDINGS AND DOCUMENTS. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Fund and its counsel, and the Acquiring Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Fund or its counsel may reasonably request.

      i. N-14 REGISTRATION STATEMENT; ACQUIRING FUND POST-EFFECTIVE AMENDMENT. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund or the Acquiring Fund, contemplated by the Commission.

      j. COMPLIANCE WITH LAWS; NO ADVERSE ACTION OR DECISION. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been pro-
mulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

      k. COMMISSION ORDERS OR INTERPRETATIONS. The Acquiring Fund shall have received from the Commission such orders or interpretations as counsel to the Acquiring Fund deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

      l. DIVIDENDS. Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income as of the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized as of the Closing Date.

9.    TERMINATION, POSTPONEMENT AND WAIVERS.

      a. TERMINATION OF AGREEMENT. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

           i.   by the Acquired Fund or the Acquiring Fund if:

                (1) the majority of the Board of Directors of the Corporation so determines; or

                (2) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; PROVIDED that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(2) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied;

           ii. by the Acquired Fund if any condition of the Acquired Fund's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

           iii. by the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

      b. COMMISSION ORDER. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Directors of the Corporation to be acceptable to both the Acquired Fund and the Acquiring Fund, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

      c. EFFECT OF TERMINATION. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Fund or the Acquiring Fund or the Corporation, or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

      d. WAIVERS; NON-MATERIAL CHANGES. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this

Agreement if such investment adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10.   SURVIVAL OF REPRESENTATIONS AND WARRANTIES.

      The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Fund nor the Acquiring Fund nor any of their officers, trustees, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, director or agent of the Acquired Fund or the Acquiring Fund, or of the Corporation against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11.   OTHER MATTERS.

      a. FURTHER ASSURANCES. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

      b. NOTICES. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

      To the Acquired Fund          c/o SunAmerica Style Select Series, Inc.
      or the Acquiring Fund,        733 Third Avenue, Third Floor
      as applicable:                New York, NY 10017
                                    Attention: Robert M. Zakem, Esq.

      With a copy to:               Shearman & Sterling
                                    599 Lexington Avenue
                                    New York, New York 10022
                                    Attention: Margery K. Neale, Esq.

      c. ENTIRE AGREEMENT. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

      d. AMENDMENT. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that, following the meeting of shareholders of the Acquired Fund pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Corresponding Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

      e. GOVERNING LAW. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

      f. ASSIGNMENT. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      g. COSTS OF THE REORGANIZATION. The costs of the Reorganization shall be borne equally by SunAmerica Asset Management Corp. and each respective Acquired Fund, regardless of whether the Reorganization is consummated.

      h. SEVERABILITY. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

      i. HEADINGS. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

      j. COUNTERPARTS. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

     IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

ATTEST:                             SUNAMERICA STYLE SELECT SERIES, INC.
                                    ON BEHALF OF
                                    LARGE-CAP GROWTH PORTFOLIO
                                    MID-CAP GROWTH PORTFOLIO



By: ________________________        By: ___________________________
     Name:                              Name:
     Title:                             Title:




ATTEST:                             SUNAMERICA STYLE SELECT SERIES, INC.
                                    ON BEHALF OF
                                    FOCUSED LARGE-CAP GROWTH PORTFOLIO
                                    FOCUSED MULTI-CAP GROWTH PORTFOLIO



By: ________________________        By: ___________________________
     Name:                              Name:
     Title:                             Title: